     As Filed With The Securities And Exchange Commission On June 3, 1998

                                                              File No. 333-22967

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C.  20549

                                      FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 7

Post-Effective Amendment No.
                             ---



                           THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)


              One East Liberty Street, Third Floor, Reno, Nevada  89501
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)


                                    (702) 785-2300
--------------------------------------------------------------------------------
                 (Registrant's Telephone Number, Including Area Code)


                                Mr. Louis G. Navellier
                           The Navellier Performance Funds
                            One East Liberty, Third Floor
                                 Reno, Nevada  89501
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service of Process)

                                      Copies to:

                               Samuel Kornhauser, Esq.
                            155 Jackson Street, Suite 1807
                           San Francisco, California  94111


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. The Registrant has undertaken to file on February 28, 1999, a Rule 24f-2 Notice for its most recent fiscal year ended December 31, 1998.

                           THE NAVELLIER PERFORMANCE FUNDS


                          CONTENTS OF REGISTRATION STATEMENT

                  This Registration Statement contains the following
                                 pages and documents:

                                     Front Cover
                                    Contents Page
                                Cross-Reference Sheet
                               Letters to Shareholders
                              Notice of Special Meeting


                                        PART A

                         Combined Prospectus/Proxy Statement


                                        PART B

                         Statement of Additional Information


                                        PART C

                                  Other Information
                                      Signatures
                                       Exhibits

                           THE NAVELLIER PERFORMANCE FUNDS

                         REGISTRATION STATEMENT ON FORM N-14

                                CROSS REFERENCE SHEET


                    N-14                             LOCATION IN
                  ITEM NO.                      REGISTRATION STATEMENT
                  --------                      ----------------------

           PART A.  INFORMATION REQUIRED IN PROSPECTUS/PROXY STATEMENT
           -----------------------------------------------------------
 1.    Beginning of Registration      Cover Page; Cross Reference Sheet
       Statement and Outside Front
       Cover Page of Prospectus

 2.    Beginning and Outside Back     Table of Contents
       Cover Page of Prospectus

 3.    Synopsis and Risk Factors      Synopsis; Principal Risk Factors

 4.    Information About the          Synopsis; The Proposed Transactions;
       Transaction                    Appendix A

 5.    Information About the          Synopsis; Comparison of Investment
       Registrant                     Objectives and Policies; Principal Risk
                                      Factors; Additional Information About the
                                      Acquiring Fund and the Acquiring Fund
                                      Shares; Miscellaneous; Current Prospectus of The Navellier Aggressive Small Cap
                                      Equity Portfolio


 6.    Information About the Company  Synopsis; Comparison of Investment
       Being Acquired                 Objectives and Policies; Principal Risk
                                      Factors; Additional Information About the
                                      Portfolio and the Portfolio Shares;
                                      Current Prospectus of The Navellier
                                      Aggressive Small Cap Equity Portfolio


 7.    Voting Information             Introduction and Voting Information;
                                      Synopsis

 8.    Interest of Certain Persons    Introduction and Voting Information; The
       and Experts                    Proposed Transactions; Miscellaneous

 9.    Additional Information         Not Applicable
       Required for Reoffering by
       Persons Deemed to be
       Underwriters

                    N-14                             LOCATION IN
                  ITEM NO.                      REGISTRATION STATEMENT
                  --------                      ----------------------

      PART B:  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------
 10.   Cover Page                     Cover Page

 11.   Table of Contents              Table of Contents

 12.   Additional Information About   Current Statement of Additional
       the Registrant                 Information of The Navellier Aggressive
                                      Small Cap Equity Portfolio of The
                                      Navellier Performance Funds

PART B:  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION (CONTINUED)
-------------------------------------------------------------------------------

 13.   Additional Information About   Current Statement of Additional
       the Company Being Acquired     Information of The Navellier Series Fund

 14.   Financial Statements           Current Annual Report of The Navellier
                                      Performance Funds (December 31, 1997);
                                      Current Annual Report of The Navellier
                                      Series Fund (December 31, 1997); "PRO
                                      FORMA FINANCIAL STATEMENTS"
                                      (December 31, 1997)


                           PART C:  OTHER INFORMATION
                           --------------------------

 15.   Indemnification                Indemnification

 16.   Exhibits                       Exhibits

 17.   Undertakings                   Undertakings

                           THE NAVELLIER SERIES FUND

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501

                                 1-800-887-8671

                                  MAY 26, 1998

                             TO THE SHAREHOLDERS OF

              THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

Dear Shareholder:

    A special meeting of the shareholders of The Navellier Aggressive Small Cap Equity Portfolio (the "Portfolio"), a series of The Navellier Series Fund will be held at 10:00 A.M., Pacific Standard Time, on June 19, 1998, or a date shortly thereafter, at the offices of The Navellier Series Fund, One East Liberty Street Third Floor, Reno, Nevada 89501 (the "Meeting"). The shareholders of the Portfolio (the "Shareholders") will vote on a proposed Agreement and Plan of Reorganization (the "Plan"). Under the Plan, the Navellier Aggressive Small Cap Equity Portfolio will merge into The Navellier Aggressive Small Cap Equity Portfolio (the "Acquiring Fund"), a separate portfolio of The Navellier Performance Funds (the "Reorganization"). The Acquiring Fund has investment objectives and policies which are the same as the investment objectives, investment style and policies of the Portfolio. The Acquiring Fund is a no load portfolio but, unlike the Portfolio, does charge a 0.25% annual 12b-1 fee. To offset this 0.25% annual 12b-1 fee which Portfolio shareholders will be charged if a merger is approved, Navellier Management, Inc. has reduced its annual management fee from 1.15% to 0.84% for Acquiring Fund shareholders.

    If the Plan is approved and implemented by the Portfolio, the Shareholders of the Portfolio will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund having an aggregate value equal to the aggregate value of his or her investment in the Portfolio. No sales charge will be imposed as a result of the Reorganization. The Acquiring Fund and the Portfolio have received an opinion of counsel indicating that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes which opinion has been received.

    I and the Trustees of the Portfolio by a unanimous vote have voted in FAVOR of the proposed merger and are urging you and the other Portfolio shareholders to vote FOR a merger of the Portfolio into the Acquiring Fund. I and the other Portfolio Trustees ("Management") are soliciting your proxy (vote) because we believe that the proposed merger should benefit Shareholders by reducing portfolio operating costs.

    We believe that this Reorganization is in the best interest of the Portfolio and the Shareholders and, therefore, recommend that the Shareholders vote FOR approving the Plan.

    WE STRONGLY URGE YOU TO REVIEW, COMPLETE, AND RETURN YOUR GOLD PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. VOTING YOUR SHARES EARLY WILL HELP TO AVOID COSTLY FOLLOW-UP MAIL AND TELEPHONE SOLICITATION. LOUIS NAVELLIER AND NAVELLIER MANAGEMENT, INC. ARE PAYING FOR THIS PROXY SOLICITATION AND WILL NOT SEEK REIMBURSEMENT FROM THE FUND OR YOU. AFTER REVIEWING THE ENCLOSED MATERIALS, PLEASE EXERCISE YOUR RIGHT TO VOTE TODAY AND VOTE FOR BY COMPLETING, DATING, AND SIGNING EACH PROXY CARD YOU RECEIVE AND MAILING THE PROXY IN THE SELF-ADDRESSED, POSTAGE-PAID ENVELOPE TO MACKENZIE PARTNERS AT 156 FIFTH AVENUE, NEW YORK, NY 10010. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN JUNE 19, 1998 OR A DATE SHORTLY THEREAFTER.

    Please note that you may receive more than one proxy package if you hold shares of the Portfolio in more than one account. You should return separate proxy cards for each such account. If you have any questions, please call Navellier Management, Inc. at 1-800-887-8671.

                                          Sincerely,

                                          Louis G. Navellier

                                          --------------------------------------
                                          Trustee of The Navellier Aggressive
                                          Small Cap Equity Portfolio of The
                                          Navellier Series Fund

                                THE TRUSTEES OF
                           THE NAVELLIER SERIES FUND

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501
                            ------------------------

              THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                            ------------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
             TO BE HELD JUNE 19, 1998 OR A DATE SHORTLY THEREAFTER

To: The Shareholders of the Navellier Aggressive Small Cap Equity Portfolio of
   The Navellier Series Fund

    You are hereby notified that a Special Meeting of the Shareholders of The Navellier Aggressive Small Cap Equity Portfolio of The Navellier Series Fund will be held at the offices of The Navellier Series Fund One East Liberty Street, Third Floor, Reno, Nevada 89501 on June 19, 1998 or a date shortly thereafter at 10:00 a.m. (Pacific Standard Time), for the purpose of considering and voting upon the following matter:

PROPOSAL 1.

    To approve a proposed Agreement and Plan of Reorganization (the "Plan"), whereby The Navellier Aggressive Small Cap Equity Portfolio ("Portfolio") would transfer all of its assets to The Navellier Aggressive Small Cap Equity Portfolio of The Navellier Performance Funds (the "Acquiring Fund") in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would be distributed to the shareholders of the Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of the Portfolio.

    The transactions contemplated by the proposed Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement. A copy of the form of the proposed Plan is attached as Appendix A thereto. A copy of the Investment Advisory Fee Agreement between the Acquiring Fund and Navellier Management, Inc. reducing its management fee to 0.84% of the Acquiring Fund's net asset value per annum is attached thereto as Appendix B. A copy of the Acquiring Fund's 12b-1 Plan is attached thereto as Appendix C.

    You are entitled to vote at the Meeting, and any adjournment(s) thereof, if you owned shares of the Portfolio at the close of business on May 8, 1998. If you attend the Meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card marked FOR in the enclosed self-addressed, postage-paid return envelope.

                                          Louis G. Navellier
                                          --------------------------------------
                                          Trustee of The Navellier Aggressive
                                          Small Cap Equity Portfolio of The
                                          Navellier Series Fund

May 26, 1998

                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN

    PLEASE VOTE "FOR" PROPOSAL 1 ON THE ENCLOSED GOLD PROXY CARD, THEN PLEASE DATE AND SIGN THE CARD AND RETURN THE PROXY CARD IN THE ENVELOPE PROVIDED. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL NOTICED ABOVE. IN ORDER TO AVOID THE ADDITIONAL EXPENSE AND DELAY OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN MAILING IN YOUR GOLD PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. A VOTE OF 67% OF THE SHARES OF THE PORTFOLIO WHICH ARE PRESENT IN PERSON OR BY PROXY AND ENTITLED TO VOTE (IF MORE THAN 50% OF THE OUTSTANDING SHARES OF RECORD ARE PRESENT IN PERSON OR BY PROXY) OR MORE THAN 50% OF THE OUTSTANDING SHARES ENTITLED TO VOTE, WHICHEVER IS LESS, IS REQUIRED TO PASS ANY PROPOSAL, SO RETURN OF YOUR PROXY IS IMPORTANT. UNLESS PROXY CARDS SUBMITTED BY CORPORATIONS AND PARTNERSHIPS ARE SIGNED BY THE APPROPRIATE PERSONS AS INDICATED IN THE VOTING INSTRUCTIONS ON THE PROXY CARD, SUCH PROXY CARDS CANNOT BE VOTED.

                                          Louis G. Navellier
                                          --------------------------------------
                                          Trustee of The Navellier Aggressive
                                          Small Cap Equity Portfolio of The
                                          Navellier Series Fund

                               PROXY SOLICITATION
                                       BY
                         THE TRUSTEES OF THE NAVELLIER
       AGGRESSIVE SMALL CAP EQUITY PORTFOLIO OF THE NAVELLIER SERIES FUND

                            ------------------------

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501
                                 1-800-887-8671

                      COMBINED PROSPECTUS/PROXY STATEMENT

    This combined prospectus/proxy statement is being furnished in connection with the solicitation of proxies by the Trustees of The Navellier Aggressive Small Cap Equity Portfolio ("Portfolio") of The Navellier Series Fund ("Fund"), for use at a special meeting of shareholders ("Shareholders") of the "Portfolio" to be held at 10:00 a.m., Pacific Standard Time, on June 19, 1998, or a date shortly thereafter at the offices of The Navellier Series Fund, One East Liberty Street, Third Floor, Reno, Nevada 89501, and at any adjournment(s) thereof (the "Meeting"). The Meeting is being held so that shareholders can vote on the following proposal made by the Trustees of the Portfolio:

    PROPOSAL 1.

    To approve a proposed Agreement and Plan of Reorganization (the "Plan"), whereby the Portfolio would transfer all of its assets to The Navellier Aggressive Small Cap Equity Portfolio of The Navellier Performance Funds (the "Acquiring Fund") in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would be distributed to the shareholders of The Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of The Portfolio.

    The Portfolio is a series investment company organized by Louis Navellier as a Business Trust in the State of Delaware with one class of common stock outstanding, with such class representing an interest in a separate series of the Fund. Since only one portfolio currently exists, all shareholders of the Fund are being solicited in connection with the Meeting.

    The purpose of the Meeting is to consider a proposed Plan of Reorganization (the "Plan"), which would effect a merger of the Portfolio into the Acquiring Fund, and the transactions contemplated thereby, as described below (collectively, the "Reorganization"). The Navellier Performance Funds is a series open-end investment company which seeks capital appreciation by investing in growth securities. The Plan has been approved unanimously by the Board of Trustees of the Portfolio and by the Board of Trustees of the Acquiring Fund. Pursuant to the proposed Plan, all of the assets of the Portfolio would be acquired by the Acquiring Fund (which has investment policies the same as those of the Portfolio), in a tax-free exchange for shares of beneficial interest in the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of all valid liabilities of the Portfolio. Specifically, it is proposed that the assets of the Portfolio be transferred to the Acquiring Fund in a tax-free exchange for Acquiring Fund Shares of value equal to the assets transferred from the Portfolio. Following such transfer, the Acquiring Fund Shares received by the Portfolio would then be distributed pro rata to the shareholders of the Portfolio, and then the Portfolio would be liquidated. As a result of the proposed transactions, each shareholder of the Portfolio would receive a number of full and fractional Acquiring Fund Shares having a total net asset value equal, on the effective date of the Reorganization, to the net asset value of the Shareholder's shares of common stock in the Portfolio. In order to have a merger, the Trustees of the Portfolio and the Trustees of the Acquiring Fund must approve the proposed merger. The Trustees of both the Portfolio and of the Acquiring Fund have already approved the proposed merger.

    This combined prospectus/proxy statement, which should be retained for future reference, sets forth concisely the information about the Portfolio and the Acquiring Fund, and the transactions contemplated by the proposed Reorganization, that an investor should know before voting on the proposed Reorganization. A copy of the current Prospectus of The Navellier Performance Funds dated May 26, 1998 is included with this combined prospectus/proxy statement for each Shareholder of the Portfolio, and is incorporated by reference herein.

    A Statement of Additional Information regarding The Navellier Performance Funds dated May 26, 1998 has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference herein. Copies of such Statement of Additional Information also may be obtained without charge by contacting Navellier Management Inc. at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc., toll-free at 1-800-887-8671.

    A Prospectus and a Statement of Additional Information regarding the Portfolio each dated April 30, 1998 also have been filed with the Commission and each is incorporated by reference herein.

    Copies of these Portfolio documents also may be obtained without charge by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc., toll-free at 1-800-887-8671.

    A Statement of Additional Information dated May 26, 1998, relating to the proposed transactions described in this combined prospectus/proxy statement, including historical financial statements, has been filed with the Commission and is incorporated by reference herein. Copies of this Statement of Additional Information may be obtained without charge by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc., toll-free at 1-800-887-8671.
                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                THIS PROSPECTUS. ANY REPRESENTATION TO THE
                      CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------

     The date of this Combined Prospectus/Proxy Statement is May 26, 1998.

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                             ---------
Introduction and Voting Information........................................................................          4
  Special Meeting; Voting of Proxies; Adjournment..........................................................          4
  Proxy Solicitation.......................................................................................          5
  Revocation of Proxies....................................................................................          5
  No Dissenters' Rights of Appraisal.......................................................................          5
  Additional Voting Information............................................................................          6

Synopsis...................................................................................................          6
  The Proposed Reorganization..............................................................................          6
  Investment Objectives and Policies.......................................................................          7
  Operations of the Navellier Performance Funds and the Acquiring Fund following the Reorganization........          8
  Management Fees, Administrative Fees, and Other Operating Expenses.......................................          8
  Purchases and Exchanges..................................................................................          9
  Redemption Procedures and Fees...........................................................................         10
  Dividends and Distributions; Automatic Reinvestment......................................................         10
  Federal Tax Consequences of the Proposed Reorganization..................................................         10
  Costs and Expenses of the Reorganization.................................................................         10
  Continuation of Shareholder Accounts; Share Certificates.................................................         11
  Form of Organization of The Navellier Performance Funds..................................................         11

Comparison of Investment Objectives and Policies...........................................................         11
  Investment Objectives and Policies.......................................................................         12
  Investment Objective of the Acquiring Fund...............................................................         12
  Investment Objective of the Portfolio....................................................................         12
  Certain Investment Restrictions and Limitations..........................................................         13

Principal Risk Factors.....................................................................................         14

The Proposed Transactions..................................................................................         16
  Proposed Agreement and Plan of Reorganization............................................................         16
  Reasons for the Proposed Transactions....................................................................         17
  Description of Securities to Be Issued...................................................................         18
  Federal Income Tax Consequences..........................................................................         19
  Pro Forma Capitalization and Ratios......................................................................         20
  Dissolution of the Portfolios............................................................................         20
  Navellier Group Recommendation...........................................................................         21
  Required Vote............................................................................................         21

Additional Information About the Acquiring Fund and the Acquiring Fund Shares..............................         21

Additional Information About the Portfolio and the Portfolio Shares........................................         21

Miscellaneous..............................................................................................         21
  Available Information....................................................................................         21
  Legal Matters............................................................................................         22
  Financial Statements and Experts.........................................................................         22

Other Business.............................................................................................         23

Appendix A: Form of Agreement and Plan of Reorganization...................................................        A-1

Appendix B: Investment Advisory Agreement Between Acquiring Fund and Navellier Management, Inc.............        B-1

Appendix C: Distribution Agreement Between Acquiring Fund and Navellier Securities Corp....................        C-1

                                     PART A

                        SOLICITATION BY THE TRUSTEES OF
                           THE NAVELLIER SERIES FUND

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501
                                 1-800-887-8671
                            ------------------------

                           THE NAVELLIER SERIES FUND
             (THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO)
                            ------------------------

                      COMBINED PROSPECTUS/PROXY STATEMENT

                        SPECIAL MEETING OF SHAREHOLDERS
                                 TO BE HELD ON
                   JUNE 19, 1998 OR A DATE SHORTLY THEREAFTER
                            ------------------------

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING OF PROXIES; ADJOURNMENT

    This combined prospectus/proxy statement is being furnished to the shareholders of The Navellier Series Fund's Navellier Aggressive Small Cap Equity Portfolio ("Portfolio") in connection with the solicitation by the Trustees of the Portfolio, (collectively "your Trustees") of proxies to be used at a special meeting of the shareholders of this Portfolio to be held on June 19, 1998 or a date shortly thereafter at 10:00 a.m. Pacific Standard Time at the offices of The Navellier Series Trust, One East Liberty Street, Third Floor, Reno, Nevada 89501 and at any adjournment(s) thereof (the "Meeting"). The purpose of the Meeting is to vote on the proposed tax-free Reorganization (the "Plan") to merge the Portfolio into The Navellier Aggressive Small Cap Equity Portfolio (the "Acquiring Fund"), which is a series of The Navellier Performance Funds, pursuant to the terms and conditions of the Plan, as described below in greater detail. A vote on the approval or disapproval of the Plan will be conducted at the Meeting by the shareholders of the Portfolio.

    Shareholders of record of the Portfolio at the close of business on May 8, 1998 (the "Record Date") will be entitled to vote at the Meeting. Such holders of shares of beneficial interest in the Portfolio ("Portfolio Shares") are entitled to one vote for each Portfolio Share held and to fractional votes for fractional Portfolio Shares held. A quorum for the Portfolio must be present in person or represented by Proxy for the transaction of business at the Meeting. The holders of record of one-third of the Portfolio Shares outstanding at the close of business on that Record Date present in person or represented by proxy will constitute a quorum for the Meeting of the Shareholders of the Portfolio. A quorum being present, the approval at the Meeting by the shareholders of the Portfolio for the proposed Reorganization requires the affirmative vote of at least 67% of the outstanding shares of the Portfolio present in person or represented by proxy at the Meeting if more than 50% of the outstanding shares of the Portfolio are present in person or represented by proxy or more than 50% of the outstanding shares entitled to vote, whichever is less.

    If either (i) a quorum is not present at the Meeting or (ii) a quorum is present but sufficient votes in favor of a matter proposed at the Meeting (a "Proposal"), as set forth in the Notice of this Meeting, are not received by June 19, 1998, or a date shortly thereafter, then the persons named as attorneys and proxies in the enclosed proxy ("Proxies") may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of at least one-third of the shares present in person or by proxy. The persons named as Proxies will vote those proxies that such persons are required to vote FOR such Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such an adjournment. A Shareholder vote may be taken on a Proposal in this combined prospectus/proxy statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

    The individuals named as Proxies on the enclosed GOLD proxy card will vote in accordance with your direction, as indicated thereon, if your proxy card is received and is properly executed. If you properly execute your GOLD proxy and give no voting instructions with respect to a Proposal, your shares will be voted in favor of the Proposal. The duly-appointed Proxies, in their discretion, may vote upon such other matters as may properly come before the Meeting. Your Trustees are not aware of any other matters to come before the Meeting.

    If a broker returns a "non-vote" proxy, indicating a lack of authority to vote on the Plan, then the Portfolio Shares covered by such broker non-vote shall be deemed present at the Meeting for the purposes of determining a quorum, but shall not be deemed to be represented at the Meeting for the purposes of calculating the number of Portfolio Shares present in person or represented by proxy at the Meeting with respect to the Plan or any other Proposal.

PROXY SOLICITATION

    Proxies will be solicited by mail and, if necessary to obtain the requisite representation of Shareholders, your Trustees also may solicit proxies by telephone, telegraph, facsimile and/or personal interview by representatives of the Portfolio, Mr. Navellier, Navellier Management, Inc., employees of Navellier Management, Inc., or their affiliates, and by representatives of any independent proxy solicitation service retained for the Meeting including MacKenzie Partners, Inc., a proxy solicitation firm. Mr. Navellier has previously agreed to pay MacKenzie Partners a base fee of $15,000 if the proposal herein is approved. Navellier Management, Inc., whose principal location is One East Liberty Street, Third Floor, Reno, Nevada 89501, will bear the costs of its solicitation, including the costs such as the preparation and mailing of the notice, the combined prospectus/proxy statement, and the proxy, and the solicitation of proxies, including reimbursement to persons who forward proxy materials to their clients, and the expenses connected with the solicitation of these proxies in person, by telephone, or by telegraph. Banks, brokers, and other persons holding Portfolio Shares registered in their names or in the names of their nominees will be reimbursed for their expenses incurred in sending proxy materials to and obtaining proxies from the beneficial owners of such Portfolio Shares.

    Mr. Navellier, as sole owner of Navellier Management, Inc., and as sole owner of Navellier Securities Corp has a financial interest in the outcome of the vote because Navellier Management, Inc. would be investment advisor to the merged Portfolio, for which it would receive investment advisory fees and administrative services fees, and Navellier Securities Corp would receive some or all of the 12b-1 fees.

    The vote of the shareholders of the Acquiring Fund is not being solicited, since their approval or consent is not necessary for the approval of the Reorganization.

REVOCATION OF PROXIES

    You may revoke your proxy: (i) at any time prior to the proxy's exercise by written notice to The Navellier Series Fund, One East Liberty Street, Third Floor, Reno, Nevada 89501 prior to the Meeting; (ii) by the subsequent execution and return of another proxy prior to the Meeting; or (iii) by being present and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting.

NO DISSENTERS' RIGHTS OF APPRAISAL

    The purpose of the Meeting is to vote on the proposed tax-free Reorganization of the Portfolio into the Acquiring Fund, as described below in greater detail. The Portfolio is a separate series of the Navellier Series Fund. The Declaration of Trust of the Navellier Series Fund (the "Declaration of Trust") does not entitle shareholders to appraisal rights (i.e., to demand the fair value of their shares) in the event of a reorganization or proposed merger. Consequently, the shareholders will be bound by the terms of the Plan, if the Plan is approved at the Meeting. Any Shareholder, however, may redeem his or her Portfolio Shares at net asset value prior to the closing date of the proposed Reorganization.

ADDITIONAL VOTING INFORMATION

    As of the Record Date, there were outstanding and entitled to be voted 3,762,418.556 Portfolio Shares. As of the Record Date Charles Schwab & Company, San Francisco, California, The Fidelity Group and Smith Barney, each held for the benefit of others more than 5% of the Portfolio. Trustees and officers of The Navellier Series Fund own in the aggregate less than 1% of the shares of the Portfolio. To the knowledge of Mr. Navellier, no other person then owned more than 5% of the outstanding shares of the Portfolio.

    As more fully described in this combined prospectus/proxy statement, the Meeting has been called for the following purpose:

    PROPOSAL 1.

    To approve a proposed Agreement and proposed Plan of Reorganization (the "Plan"), whereby The Portfolio would transfer all of its assets to The Navellier Aggressive Small Cap Equity Portfolio (the "Acquiring Fund") of The Navellier Performance Funds in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would then be distributed to the shareholders of The Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of The Portfolio.

    As described below, if holders of more than 50% of the outstanding shares of record are present in person or by proxy, the approval by the Portfolio of Proposal 1 at the Meeting requires the affirmative vote of at least 67% of the Portfolio Shares present in person or represented by proxy at the Meeting or the vote of more than 50% of the outstanding shares entitled to vote, whichever is less.

    MR. NAVELLIER AND THE OTHER TRUSTEES OF THE PORTFOLIO UNANIMOUSLY RECOMMEND THAT THE PROPOSED REORGANIZATION DESCRIBED HEREIN BE "APPROVED."

                                    SYNOPSIS

    The following is a summary of certain information contained elsewhere in this combined prospectus/ proxy statement, including the prospectuses of the Portfolio and the Acquiring Fund and the proposed Agreement and Plan of Reorganization. Shareholders should read this entire combined prospectus/proxy statement carefully.

THE PROPOSED REORGANIZATION

    Shareholders of the Portfolio will be asked at the Meeting to vote upon and approve the proposed Plan, which provides for the Reorganization of the Portfolio. A copy of the form of the Plan is set forth in Appendix A to this combined prospectus/proxy statement. Pursuant to the Plan, the Portfolio, which is a series of The Navellier Series Fund, a diversified, open-end management investment company organized as a business trust under the laws of the State of Delaware, would be merged tax-free into the Acquiring Fund of The Navellier Performance Funds. The Acquiring Fund is a no load series of THE NAVELLIER PERFORMANCE FUNDS, an open-end management investment company organized under the laws of the State of Delaware as a business trust. The Plan sets forth the terms and conditions under which the proposed Reorganization may be consummated. Approval by the present Trustees of the Portfolio is required in order to merge the Portfolio into the Acquiring Fund. The present Trustees of the Portfolio have approved the proposed merger.

    YOUR TRUSTEES BELIEVE THE PROPOSED REORGANIZATION PLAN SHOULD BE
APPROVED. The consummation of the proposed transactions contemplated by the Reorganization is subject to a number of conditions set forth in the Plan, some of which conditions may be waived by the Trustees. See "The Proposed Transactions--Agreement and proposed Plan of Reorganization." Among the significant conditions (which may not be waived) for the Reorganization are (i) the receipt by each of the Funds of an opinion of counsel (or a revenue ruling of the U.S. Internal Revenue Service) as to certain Federal income tax aspects of the Reorganization (see "The Proposed Transactions--Federal Income Tax Consequences") (that opinion of counsel has been received) and (ii) the approval of the Plan by the affirmative vote of at least 67% of the Portfolio Shares present in person or by proxy if a quorum of shareholders is present or the holders of at least a majority of the outstanding voting Shares of the Portfolio, whichever amount is less and (iii) approval of the proposed merger by the Trustees of the Portfolio (this condition has also been satisfied). The Plan provides, with respect to the Reorganization, for the acquisition of all the assets of the Portfolio by Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all valid liabilities of the Portfolio. The Acquiring Fund Shares received by Portfolio then would be distributed pro rata to the Shareholders of the Portfolio, and the outstanding Portfolio Shares of the Portfolio would be cancelled and the Portfolio would be liquidated. The Reorganization is anticipated to occur on June 20, 1998, or such later date as the parties may agree (the "Closing Date"). As a result of the proposed transactions contemplated by the Reorganization, each shareholder would receive a number of full and fractional shares of the corresponding Acquiring Fund having a total net asset value equal in value to the net asset value of his or her Portfolio Shares in the Portfolio as of the Closing Date of the Reorganization.

    The following sets forth the Portfolio and the corresponding Acquiring Fund:


                PORTFOLIO OF                               ACQUIRING FUND OF
         THE NAVELLIER SERIES FUND                  THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------  --------------------------------------------
The Navellier Aggressive Small Cap Equity     The Navellier Aggressive
 Portfolio                                     Small Cap Equity Portfolio


    For the reasons set forth below under "The Proposed Transactions--Reasons for the Proposed Transactions", the Trustees of the Portfolio and the Investment Advisor, have unanimously concluded that the Reorganization would be in the best interests of the Portfolio and its shareholders and that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization. The Portfolio Trustees, therefore, have submitted the proposed Plan effecting the proposed Reorganization for approval by the shareholders of the Portfolio at the Meeting and recommend a vote FOR the proposed Plan.

INVESTMENT OBJECTIVES AND POLICIES

    GENERAL. The Acquiring Fund and the Portfolio each are chartered and managed the same, i.e. to invest in equities of small cap issuers. Navellier Management, Inc. the investment adviser to both the Portfolio and the Acquiring Fund uses the same modern portfolio theory style of stock selection for the Portfolio and for the Acquiring Fund.

    The investment objective of the Portfolio and of the Acquiring Fund is a fundamental policy which may not be changed without the approval of a vote of at least a "majority" (as that term is defined in the 1940 Act) of the outstanding shares, respectively, of the Portfolio or the Acquiring Fund. All other investment policies of the Portfolio and of the Acquiring Fund that are not specified as fundamental are not fundamental policies and may be changed by the Acquiring Fund Board of Trustees and the Portfolio Board of Trustees, respectively, without shareholder approval.

    THE PORTFOLIO. The investment objective of the Portfolio is to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential by employing a modern portfolio theory to select securities.

    The investment objective of the Acquiring Fund is to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential by employing a modern portfolio theory to select securities. The Acquiring Fund is a newly organized Portfolio of The Navellier Performance Funds. The Acquiring Fund has no significant history of operations. The Acquiring Fund has the same investment advisor (Navellier Management, Inc.) which the Portfolio has and employs the same modern portfolio investment style which is used by the Portfolio.

    For further discussion of the comparisons in the investment policies of the Acquiring Fund and of the Portfolio, see "Comparison of Investment Objectives and Policies" in this combined prospectus/proxy statement.

OPERATIONS OF THE NAVELLIER PERFORMANCE FUNDS AND THE ACQUIRING FUND FOLLOWING
  THE REORGANIZATION

    The Navellier Performance Funds and the Acquiring Fund will continue to operate substantially the same as each did prior to the Reorganization. The responsibilities, powers and fiduciary duties of the Trustees of The Navellier Performance Funds are essentially the same as those of the Trustees of the Portfolio. Subject to the provisions of The Navellier Performance Funds Declaration of Trust, dated October 17, 1995 (the "Trust Declaration"), the business of The Navellier Performance Funds and the Acquiring Fund is managed by the Navellier Performance Funds Board of Trustees (the "Trust Board"), which has all powers necessary and appropriate to carry out that business responsibility. The Trust Board supervises the business affairs and investments of the Acquiring Fund. The Acquiring Fund of The Navellier Performance Funds receives investment advisory services from Navellier Management, Inc. which is also the Investment Advisor to the Portfolio. Administrative services for The Navellier Performance Funds are provided for by Navellier Management, Inc. The Acquiring Fund receives distribution, marketing and customer services from Navellier Securities Corp pursuant to a Distributor Agreement (12b-1 Plan).

MANAGEMENT FEES, ADMINISTRATIVE FEES, AND OTHER OPERATING EXPENSES

    MANAGEMENT FEES. Navellier Management, Inc., is the investment advisor to the Portfolio pursuant to an investment management agreement between the Navellier Series Fund and Navellier Management, Inc. (the "Series Fund Management Contract"). Navellier Management, Inc. currently manages the investment and reinvestment of the assets of the Acquiring Fund, subject to the general supervision and control of the officers and Trustees of The Navellier Performance Funds. The Portfolio pays Navellier Management, Inc. an investment advisory fee at an annual rate of 1.15% of the aggregate average daily net asset value of the Portfolio. The Acquiring Fund pays Navellier Management, Inc. an investment advisory fee at an annual rate of 0.84% of the aggregate average daily net asset value of the Acquiring Fund. If the merger is approved, the management fee paid by Portfolio shareholders to Navellier Management, Inc. will be reduced from 1.15% to 0.84% of the aggregate average daily net asset value of the Acquiring Fund, which will offset the annual 0.25% 12b-1 fees that Portfolio shareholders will be charged if the merger is approved.

    ADMINISTRATIVE FEES AND OTHER OPERATING EXPENSES. Portfolio pays its own operating costs. Pursuant to an Administrative Services Agreement, Portfolio pays Navellier Management, Inc. an annual fee, pro rata monthly, of 0.25% of the aggregate average daily net asset value of the Portfolio to provide administrative services including shareholder servicing services to the Portfolio. The Acquiring Fund has an Administrative Services Agreement with Navellier Management, Inc. which has the same terms as the Administrative Services Agreement between Portfolio and Navellier Management, Inc.

    12b-1 PLAN FEES. The Portfolio does not have a 12b-1 plan and does not pay 12b-1 fees. The Acquiring Fund does have a 12b-1 plan which pays Navellier Securities Corp. an annual fee of 0.25% of the aggregate average daily net asset value of the Acquiring Fund for marketing, distribution and client services. To offset this 0.25% 12b-1 fee, Navellier Management, Inc. has agreed to reduce its investment advisory fee to the Acquiring Fund from 1.15% to 0.84% per annum if the merger is approved.

    The following sets forth the fund operating expenses (as a percentage of the average daily net assets) for the Portfolio for the twelve-month period ended December 31, 1997. Adjacent to the column for Portfolio expenses is presented the expected fund operating expenses (as a percentage of the average daily net assets) of the Acquiring Fund into which the Portfolio would merge under the Plan.

                                     TABLE

                                                                                                COMBINED
                                                  PORTFOLIO           ACQUIRING FUND            PRO FORMA
                                            ---------------------  ---------------------  ---------------------
Management Fees                                     1.15%                  0.84%                  0.84%

Other Expenses                                    1.18%(3)               0.40%(4)               0.40%(4)
                                              (after waiver of       (after waiver of       (pro forma after
                                               reimbursement by       reimbursement by          waiver of
                                             investment advisor)    investment advisor)      reimbursement by
                                                                                           investment advisor)

12b-1 Fees                                            0                    0.25%                  0.25%

Total Fund Operating Expenses                       2.33%                  1.49%                  1.49%
                                              (after waiver of       (after waiver of       (pro forma after
                                               reimbursement by       reimbursement by          waiver of
                                                  investment             investment          reimbursement by
                                                 advisor)(1)            advisor)(2)             investment
                                                                                               advisor)(2)

------------------------------

(1) Total operating expenses before waiver of reimbursements were 2.62% before the investment advisor waived reimbursement of $295,677 of expenses.

(2) This estimated 1.49% figure for Total Fund Operating Expenses was arrived at based on an estimate that the Investment Advisor would waive reimbursement of an estimated $233,718 of expenses advanced by the investment advisor thereby reducing the total estimated operating expenses from an estimated 1.78% to 1.49%.

(3) Other expenses of 1.18% (after waiver of reimbursement) includes a 0.25% Administrative Services fee. The Other Expenses before waiver of reimbursement by the Investment Advisor would have been 1.47% of which 0.25% were Administrative Services fees.

(4) The estimated Other Expenses of 0.40% (after waiver of reimbursement) includes a 0.25% Administrative Services fee. The estimated Other Expenses before waiver of reimbursement by the investment advisor are estimated at 0.63% of which 0.25% were Administrative Services fees.

    As reflected above, it is expected that the Acquiring Fund will have lower total operating expenses than those historically incurred by Portfolio. Mr. Navellier believes that the lower management fee charged to the Acquiring Fund and avoiding or reducing costs by merging the Portfolio into the Acquiring Fund will save the Portfolio in excess of $100,000 per year by reducing the fees paid to trustees, outside counsel to the independent trustees, reducing printing and mailing and reduced management fees, and that the Reorganization would be advantageous to and in the best interests of the Shareholders. See "The Proposed Transactions--Reasons for the Proposed Transactions".

PURCHASES AND EXCHANGES

    Acquiring Fund Shares are sold in a continuous offering and are offered to the public, and may be purchased through securities dealers or directly from the Acquiring Fund's underwriter, Navellier Securities Corp., at the net asset value next computed after the receipt of a purchase order. No sales charge is imposed by Acquiring Fund or Navellier Securities Corp. on any purchase of Acquiring Fund Shares; however, Acquiring Fund does charge an annual 0.25% 12b-1 fee and securities dealers may charge a processing fee for orders transmitted by such dealers to the Acquiring Fund. The Acquiring Fund does not charge any sales charge. The Portfolio has closed its sale of Portfolio shares to new investors other than investors obtained from financial planners and has stopped charging a sales charge of between 3% and 0% as set forth in the current Prospectus for the Portfolio. The Portfolio does not charge a 12b-1 fee.

    The Acquiring Fund currently offers an exchange privilege, including telephone exchange privileges, which, subject to certain restrictions, permit shares of any of the other portfolios of The Navellier

Performance Funds to be exchanged for shares of the Acquiring Fund. These exchanges are based upon each Portfolio's net asset value per share next computed following receipt of a properly-executed exchange request, without any sales charge, and are not subject to an early withdrawal fee. These exchanges also may be made only between identically-registered accounts, and these exchange privileges also are available only in states where the shares to be acquired may be legally sold. If the proposed merger does not occur, Portfolio shareholders will not be able to exchange their Portfolio shares for shares of any series of the Navellier Performance Funds. Except for the foregoing, there would be no material differences between the exchange privileges which shareholders of the Portfolio currently have and the exchange privileges which such shareholders will have as shareholders of the Acquiring Fund upon effectiveness of the Reorganization.

    The Acquiring Fund has reserved the right to reject or refuse, at Acquiring Fund's discretion, any order for the purchase of its shares in whole or in part.

REDEMPTION PROCEDURES AND FEES

    Acquiring Fund Shares may be redeemed at a redemption price equal to the net asset value of the shares as next computed following the receipt of a request for redemption in proper form. Payment of redemption proceeds for redeemed Acquiring Fund Shares ordinarily are made within seven days after receipt of a redemption request in proper form and documentation. Shares of the Acquiring Fund may be redeemed without charge.

DIVIDENDS AND DISTRIBUTIONS; AUTOMATIC REINVESTMENT

    The Acquiring Fund and Portfolio each declares and pays dividends from the net investment income and short-term capital gains, if any, to shareholders during December of each year and distributes long-term capital gains, if any, to shareholders on an annual basis in December.

    The income dividends and capital gains distributions for investors in the Acquiring Fund and in the Portfolio are each automatically reinvested, without sales charge, in additional shares of the Acquiring Fund and of the Portfolio respectively at the applicable net asset value of such shares calculated on the ex-dividend date unless such an investor has requested otherwise in writing.

FEDERAL TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

    The Acquiring Fund and the Portfolio have received, as a condition to the Reorganization, an opinion of Samuel Kornhauser, counsel to The Navellier Performance Funds, to the effect, for Federal income tax purposes, that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, it is believed that no gain or loss generally will be recognized by The Navellier Performance Funds or by the Acquiring Fund, by the Fund or by the Portfolio, or by their respective shareholders (see "The Proposed Transactions--Federal Income Tax Consequences").

COSTS AND EXPENSES OF THE REORGANIZATION

    Navellier Management, Inc. will bear the costs, expenses, and professional fees incurred in the preparation and mailing of this notice and this combined prospectus/proxy statement and the proxy, and in the solicitation of proxies, which may include reimbursement to broker-dealers and others who forward proxy materials to their clients and the costs of a professional solicitation firm. See "Introduction and Voting Information--Proxy Solicitation".

CONTINUATION OF SHAREHOLDER ACCOUNTS; SHARE CERTIFICATES

    As a result of the proposed transactions contemplated by the Reorganization of the Portfolio into the Acquiring Fund, Shareholders would cease to be shareholders of the Portfolio and would receive on the books of the Acquiring Fund, that number of full and fractional Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of his or her Portfolio Shares as of the close of business on the Closing Date.

    The Acquiring Fund will establish accounts on the Closing Date for Shareholders which will contain the appropriate number of Acquiring Fund Shares. Acceptance of Acquiring Fund Shares by a Shareholder will be deemed to be authorization of the Acquiring Fund and its agents to establish, with respect to the Acquiring Fund, all of the account options, including telephone redemptions, if any, and dividend and distribution options, as have been established for the Shareholder's Portfolio account. Shareholders who are receiving payments under an Automatic Investment Plan, with respect to Portfolio Shares, will retain the same rights and privileges as to Acquiring Fund Shares under such an Automatic Investment Plan after the Reorganization. Similarly, no further action will be necessary in order to continue, with respect to Acquiring Fund Shares, any retirement plan currently maintained by a Shareholder with respect to Portfolio Shares.

    As a series of a Delaware business trust, the Acquiring Fund will not issue certificates evidencing ownership of Acquiring Fund Shares. Shareholders of Portfolio will have their beneficial interests in Portfolio cancelled on the books of Portfolio in order to receive Acquiring Fund Shares on the books of Acquiring Fund as a result of the Reorganization.

    No sales or other charges will be imposed in connection with the issuance of Acquiring Fund Shares to Portfolio Shareholders pursuant to the Reorganization.

FORM OF ORGANIZATION OF THE NAVELLIER PERFORMANCE FUNDS

    The Navellier Performance Funds is an unincorporated voluntary association organized under the laws of the State of Delaware as a business trust pursuant to the Declaration of Trust. The operations of The Navellier Performance Funds and the Acquiring Fund (a Portfolio of The Navellier Performance Funds) are governed by this Declaration of Trust, by The Navellier Performance Funds' By-Laws, and by Delaware Law, as applicable. The Navellier Series Fund is an unincorporated voluntary association organized under the laws of the State of Delaware as a business trust. The operations of The Navellier Series Fund and the Portfolio are governed by The Navellier Series Fund Declaration of Trust dated May 28, 1993, and by Delaware law, as applicable. Both The Navellier Performance Funds and The Navellier Series Fund, as well as their series investment portfolios, are subject to the provisions of the 1940 Act, and the rules and regulations of the Commission thereunder. The Navellier Performance Funds is authorized to issue an unlimited number of shares of beneficial interest in one or more series investment portfolios or funds. Currently, The Navellier Performance Funds is composed of eight (8) separate investment portfolios: The Navellier Aggressive Growth Portfolio, The Navellier Mid Cap Growth Portfolio, The Navellier Aggressive Micro Cap Portfolio, The Navellier Small Cap Value Portfolio, the Navellier Large Cap Growth Portfolio, The Navellier Large Cap Value Portfolio, The Navellier International Equity Portfolio and the Navellier Agressive Small Cap Equity Portfolio ("the Portfolio"). See "The Proposed Transactions--Description of Securities to Be Issued".

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

    As discussed below, the investment objective and policies of the Acquiring Fund and the Portfolio are essentially the same.

INVESTMENT OBJECTIVE AND POLICIES

    GENERAL. The Acquiring Fund and the Portfolio each invest in the common stocks of small cap companies (companies with market capitalization of less than $1 Billion).

INVESTMENT OBJECTIVE OF THE ACQUIRING FUND

    The Investment Objective of the Acquiring Fund is to achieve long-term growth of capital primarily through investment in small cap companies with appreciation potential. The Acquiring Fund invests in securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Acquiring Fund is to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential by applying the proprietary modern portfolio theory techniques of Navellier Management, Inc. There can be no assurance that the Acquiring Fund will achieve its investment objectives. The Acquiring Fund's investment objectives may not be changed without shareholder approval. The Acquiring Fund should not be considered suitable for investors seeking current income. Investors in this Portfolio pay no sales charge but do pay a 12b-1 fee of 0.25% of the Acquiring Fund's aggregate average daily net asset value.

INVESTMENT OBJECTIVE OF THE PORTFOLIO

    The investment objective of the Portfolio is the same as the investment objective of the Acquiring Fund. The Portfolio's investment objective is to achieve long-term growth of capital primarily through investment in small cap companies with appreciation potential. The Portfolio invests in securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Portfolio is to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio's investment objectives may not be changed without shareholder approval. The Portfolio should not be considered suitable for investors seeking current income. The Portfolio is closed to new investors except investors obtained by financial planners; such new investors in the Portfolio no longer pay a sales charge. There is no 12b-1 fee.

    OTHER INVESTMENTS. Both the Acquiring Fund and the Portfolio may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the investment advisor, such investment will further their cash needs or temporary defensive needs. In addition, when the investment advisor feels that market or other conditions warrant it, for temporary defensive purposes, both the Acquiring Fund and the Portfolio may retain cash or invest all or any portion of their assets in cash equivalents, including money market mutual funds. Under normal conditions, both the Acquiring Fund's and Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of such fund. If either the Acquiring Fund's or the Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or Rushmore's money market mutual funds. Rushmore Trust & Savings, FSB is also the Acquiring Fund's Transfer Agent and Custodian. Cash deposits by both the Acquiring Fund and the Portfolio in interest bearing instruments issued by Rushmore Trust & Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market investments have no FDIC protection and deposits in Rushmore Trust & Savings, FSB accounts have only $100,000 protection.

CERTAIN INVESTMENT RESTRICTIONS AND LIMITATIONS

    The investment restrictions and limitations of Acquiring Fund and those of the Portfolio are substantially the same. Unless otherwise specified, the investment restrictions and limitations are considered to be "fundamental" policies, and, as such, may not be changed without approval of the holders of a "majority" (as that term is defined in the 1940 Act) of Acquiring Fund's or Portfolio's respective outstanding shares.

    Both the Acquiring Fund and Portfolio may not:

         1. Purchase securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of Acquiring Fund's or Portfolio's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the voting securities of any class of such issuer would be held by Acquiring Fund or by Portfolio.

         2. Concentrate the Portfolio investments of Acquiring Fund or of Portfolio in any one industry. To comply with this restriction, no security may be purchased for Acquiring Fund or Portfolio if such purchase would cause the value of the aggregate investment of Acquiring Fund or of Portfolio in any one industry to be 25% or more of Acquiring Fund's or Portfolio's total assets (taken at market value).

         3. Purchase any securities or other property on margin, or engage in short sales of securities (unless it owns, or by virtue of its ownership of other securities has the right to obtain without payment of any additional consideration securities equivalent in kind and amount to the securities sold); PROVIDED, HOWEVER, that both Acquiring Fund and Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

         4. Make cash loans, except that both the Acquiring Fund and Portfolio may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

         5. Make securities loans, except that both the Acquiring Fund and Portfolio may make loans of the securities of Acquiring Fund or of Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33 1/3% of the value of the total assets (taken at market value) of Acquiring Fund or Portfolio.

         6. Make investments in real estate or commodities or commodity contracts, including futures contracts, although both Acquiring Fund and Portfolio may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Acquiring Fund or of Portfolio but only if such securities are small cap equity securities or constitute less than 35% of the Acquiring Funds or Portfolio's total assets.

         7. Invest in oil, gas, or other mineral exploration or development programs, although both the Acquiring Fund and Portfolio may purchase securities of issuers which engage in whole or in part of such activities, but only if such securities are small cap equity securities or constitute less than 35% of Acquiring Fund's or Portfolio's total assets.

         8. Invest in or sell puts, calls, straddles, and any combination thereof.

         9. Purchase securities of companies for the purpose of exercising management or control.

        10. Participate in a joint or joint and several trading account in securities.

        11. Purchase the securities of (i) other open-end investment companies, or (ii) closed-end investment companies.

        12. Issue senior securities or borrow money, except that Acquiring Fund and Portfolio may (i) borrow money only from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of Acquiring Fund or Portfolio, and (ii) borrow money only from banks for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of Acquiring Fund or Portfolio with respect to which the borrowing has been made. Neither Acquiring Fund or Portfolio may invest in securities while the amount of its borrowing exceeds 5% of its total assets.

        13. Pledge, mortgage, or hypothecate its assets to an extent greater than 10% of its total assets to secure borrowings made pursuant to the provisions of Item 12 above.

                             PRINCIPAL RISK FACTORS

    The principal risks associated with an investment in the Portfolio and an investment in the Acquiring Fund are:

LACK OF OPERATING HISTORY AND EXPERIENCE

    The Acquiring Fund is a newly organized investment company portfolio of The Navellier Performance Funds with no history of operations. Navellier Management, Inc. was organized on May 28, 1993 and managed the assets of The Navellier Series Fund from January 3, 1994 (and the publicly invested assets of The Navellier Series Fund since April 1, 1994) to March 15, 1997 and from July 15, 1997 to the present.

    Navellier Management, Inc. is also the investment advisor to the Acquiring Fund and has been managing the assets of The Navellier Performance Funds since December 28, 1995.

    Louis Navellier, the owner of Navellier Management, Inc., is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $1.5 billion in investor funds. The owner of Navellier Management, Inc. is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and controls other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which Navellier Management, Inc. intends to employ and invest in while managing the portfolios of the Acquiring Fund. Because many of the over-the-counter and other securities which Navellier Management, Inc. intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in the Portfolio or the Acquiring Fund not being able to purchase or sell all shares which Navellier Management, Inc. desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect their performance. Since Navellier Management, Inc. will be trading on behalf of the Portfolio and the Acquiring Fund in some or all of the same securities at the same time that Navellier & Associates, Inc., Navellier Fund Management, Inc. and other Navellier controlled investment entities are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates, Inc., Navellier Fund Management, Inc. and other Navellier controlled investment entities and the Acquiring Fund or Portfolio cannot be completed at the time the order is made, Navellier & Associates Inc., and the other Navellier controlled investment entities and Navellier Management, Inc. will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Acquiring Fund or Portfolio. For example, if Navellier & Associates, Inc. and Navellier Fund Management, Inc. each place a $25,000 purchase order and Navellier Management, Inc., on behalf of the Acquiring Fund or Portfolio, places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates, Inc. and Navellier Fund Management, Inc., and $25,000 of the stock to the Acquiring Fund or Portfolio. As the assets of the Acquiring Fund or Portfolio increase, the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the Acquiring Fund or Portfolio. While Navellier Management, Inc. generally does not anticipate liquidity problems (i.e., the possibility that the Acquiring Fund or Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Acquiring Fund or Portfolio has assets in excess of two billion dollars (although liquidity problems could still occur when the Acquiring Fund or Portfolio has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity. These same liquidity risks exist for the Portfolio.

    An investment in shares of the Acquiring Fund involves certain speculative considerations. There can be no assurance that any of the Acquiring Fund's objectives will be achieved or that the value of the investment will increase. An investment in shares of the Portfolio also involves the same risks.

    All securities in which the Acquiring Fund may invest are inherently subject to market risk, and the market value of the Acquiring Fund's investments will fluctuate. The Portfolio is subject to the same risks.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

    Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. Navellier Management, Inc. will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities.

    While, to some extent, the risks to the Acquiring Fund of investing in foreign securities may be limited, since it may not invest more than 25% of its net asset value in such securities and since it may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist. The same risks apply to the Portfolio's investments in foreign securities.

PORTFOLIO TURNOVER

    The annual rate of portfolio turnover for the Acquiring Fund is unknown, since it is newly formed and has no significant operating history and therefore, no annual portfolio turnover rate presently exists. Navellier Management, Inc. estimates that the annual portfolio turnover rate will not exceed 200%. Navellier Management, Inc., which is also the investment advisor to the Portfolio, employs the same investment style for the Acquiring Fund as it employed in managing the Portfolio, which had an annual portfolio turnover rate in 1997 of 183.5%. However, these are NOT restrictions on Navellier Management, Inc. and if, in Navellier Management Inc.'s judgment, a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall performance, then Navellier Management, Inc. is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect performance.

    The risks associated with portfolio turnover for Acquiring Fund are essentially the same for the Portfolio.

    Both the Portfolio and the Acquiring Fund are diversified investment companies and as such, at least 75% of each of said portfolio's total assets must be invested in cash, U.S. Government securities and other securities. Such securities of any one issuer are limited, for the purposes of this calculation, to an amount not greater than 5% of the value of each of the portfolio's total assets and 10% of the outstanding voting securities of any one issuer.

                           THE PROPOSED TRANSACTIONS

PROPOSED AGREEMENT AND PLAN OF REORGANIZATION

    The terms and conditions of the proposed merger, as contemplated by the Reorganization, are set forth in the Plan. Significant provisions of the Plan, with respect to the proposed Reorganization of the Portfolio into the Acquiring Fund, are summarized immediately below. This summary, however, is qualified in its entirety by reference to the Plan, a form of which is attached to this combined prospectus/ proxy statement as Appendix A.

    With respect to the proposed Reorganization, the Plan contemplates (i) the Acquiring Fund, on the closing date of the Reorganization, acquiring all of the assets of the Portfolio in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all valid liabilities of the Portfolio (the former Trustees of the Portfolio have made a demand on the Portfolio's indemnification of their attorney's fees and expenses in connection with a class action lawsuit filed against them; the Trustees' demand has been disclosed in writing to the Acquiring Fund; the Portfolio and Acquiring Fund Trustees and their counsel do not believe that the former Trustees are entitled to indemnification or that their claim is a valid liability; the issue will be decided by a court) and (ii) the constructive distribution of Acquiring Fund Shares to the Shareholders of the Portfolio in exchange for the Portfolio Shares of such Shareholders, all as provided for by the Plan.

    The assets of the Portfolio to be acquired by the Acquiring Fund include all property, including without limitation, all cash, securities, commodities and futures interests and dividends or interest receivables which are owned by the Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Portfolio on the closing date of the Reorganization. The Acquiring Fund will assume from the Portfolio all valid liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Portfolio. The Acquiring Fund also will deliver Acquiring Fund Shares to the Portfolio, which Acquiring Fund Shares the Portfolio then shall distribute to the Shareholders of Portfolio in exchange for such Shareholders' Portfolio Shares. The exchange of the Portfolio's assets for the Acquiring Fund Shares is anticipated to occur on June 20, 1998, or such later date as the parties may agree (the "Closing Date").

    The value of the Portfolio's assets to be acquired by, and the value of the Portfolio's valid liabilities to be assumed by, the Acquiring Fund and the net asset value of a share of the Acquiring Fund will be determined as of immediately after the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

    Upon the Closing Date, the Portfolio will liquidate and distribute pro rata to its Shareholders of record (as evidenced by such Shareholders' Portfolio Shares) the Acquiring Fund Shares received by the Portfolio in exchange for such Shareholders' interests in the Portfolio. This liquidation and distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the name of each shareholder of record in the Portfolio and by crediting thereon the shares previously credited to the Portfolio account of the shareholder on those books, as described above (see "Synopsis--Continuation of Shareholder Accounts; Share Certificates"). Each such Acquiring Fund shareholder account shall represent the respective pro-rata number of the Acquiring Fund Shares due to such Shareholder.

    Accordingly, every Shareholder will own Acquiring Fund Shares immediately after the Reorganization, the total value of which Acquiring Fund Shares will be equal to the total value of his or her Portfolio Shares immediately prior to the Reorganization. Moreover, because the Acquiring Fund Shares will be issued at net asset value in exchange for the net assets transferred from the Portfolio, the total net asset value of the Acquiring Fund Shares received by Portfolio Shareholders after the transfer of assets will be equal to the net asset value of the Portfolio Shares at the Closing Date. Thus, the Reorganization will not result in a dilution in value of any Shareholder account.

    The consummation of the proposed transaction contemplated by the Reorganization is subject to a number of conditions set forth in the Plan, some of which conditions may be waived by the Series Fund Board or the Performance Funds Board, or by an authorized officer of The Navellier Series Fund or The Navellier Performance Funds, as appropriate. Among the significant conditions (which may not be waived) for the Reorganization are: (i) the receipt by the Portfolio and by the Acquiring Fund of an opinion of counsel to The Navellier Performance Funds as to certain Federal income tax aspects of the Reorganization (see "The Proposed Transactions--Federal Income Tax Consequences") (which opinion of counsel has already been received); (ii) the approval of the Plan by the affirmative vote of the holders of at least 67% of the Portfolio shares present in person or by proxy entitled to vote at the Portfolio shareholders' meeting if a quorum is present or a majority of the Portfolio's outstanding voting shares, whichever percentage is less and (iii) approval of the Plan by the Portfolio's Board of Trustees (which approval has also already been obtained). The Plan may be terminated and the Reorganization abandoned at any time, before or after approval by the Shareholders, prior to the applicable Closing Date or by mutual consent of the Portfolio and the Acquiring Fund. In addition, the Plan may be amended in any mutually-agreeable manner, except that no amendment may be made to the Plan subsequent to the Meeting that would be materially detrimental to the Shareholders.

    The Investment Advisor to the Acquiring Fund (Navellier Management, Inc.) contemplates that the Portfolio's assets at the date of the transactions of the Reorganization will be invested in a manner consistent with the investment objectives and policies of both the Portfolio and the Acquiring Fund.

REASONS FOR THE PROPOSED TRANSACTIONS

    As described below in greater detail, the Portfolio's Trustees and the Performance Fund's Trustees believe the Reorganization would benefit Shareholders of the Portfolio by substantially reducing existing operating costs and expenses of the Portfolio by an estimated $100,000 per year or more thereby promoting more efficient operations. It is estimated that a proposed merger of the Portfolio into the Acquiring Fund would substantially reduce the annual operating expenses of the Portfolio by reducing the Portfolio's annual Independent Trustee's fees, expenses, independent counsel's fees and; by reducing liability insurance, costs of printing separate prospectuses, annual and semi-annual shareholder reports, quarterly reports and mailings for the Portfolio; by reducing the management fee charged by the Investment Advisor; and that a proposed merger would generally increase the efficiency of operations and would not result in any change in the way the assets were managed, since the Investment Advisor, Navellier Management, Inc., would remain the same and would operate pursuant to the same investment objectives and restrictions. For these reasons, the Trustees believe that the Reorganization of the Portfolio into the Acquiring Fund is in the best interests of the Shareholders of the Portfolio and that the interests of the Shareholders of the Portfolio would not be diluted by the Reorganization.

    The Portfolio Trustees strongly recommend that the Shareholders of the Portfolio vote FOR Proposal 1 (the Reorganization of the Portfolio) based on a number of factors, first and foremost of which is that the Reorganization should result in substantial savings. The Portfolio Trustees also believe that the Reorganization, if effected, would enable the resulting larger fund complex, with its larger asset base, to achieve enhanced distribution capability through the no load fund supermarkets. It is also believed that the anticipated reduction in costs should increase the performance of the Portfolio.

    It is estimated that the proposed merger should permit the reduction or elimination of certain costs and expenses presently incurred for services that are separately performed for both the Portfolio and the Acquiring Fund. For example, the projected Independent Trustees fees and expenses expected to be paid to the Independent Trustees of the Portfolio would be reduced, as would the $25,000 per year in liability insurance and the attorney's fees and costs of the outside counsel for the Independent Trustees should be eliminated or greatly reduced. Printing and mailing costs should be reduced as a result of a single prospectus, annual report, and semi-annual report. As a general rule, economies can be expected to be realized primarily with respect to fixed expenses, such as costs of printing and fees for professional services. Expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agent fees, however, would be largely unaffected by the Reorganization. Achievement of these goals, of course, cannot be assured.

    The Portfolio Trustees recommend the proposed Reorganization, and the transactions contemplated thereby, to the Shareholders for the reasons set forth above as well as on a number of other factors, including the following:

1. the terms and conditions of the Reorganization and the fact that the Reorganization would not result in dilution of Shareholder interests;

2. the fact that the investment objectives, policies, Navellier investment style and restrictions of the Portfolio and the Acquiring Fund would remain essentially the same;

3. similar service features available to shareholders in the Portfolio and the Acquiring Fund;

4. the anticipated benefits to the Shareholders of the Portfolio of being part of the Navellier Performance Funds family of funds; and

5.  the tax-free nature and consequences of the Reorganization.

DESCRIPTION OF SECURITIES TO BE ISSUED

    GENERAL. The Acquiring Fund Shares to be issued pursuant to the proposed Reorganization represent shares of beneficial interest in The Navellier Aggressive Small Cap Equity Portfolio of The Navellier Performance Funds, which is a newly formed diversified, open-end management investment company. The Navellier Performance Funds is an unincorporated voluntary association organized under the laws of the State of Delaware as a business trust, pursuant to The Navellier Performance Funds' Declaration of Trust, dated October 17, 1995 (the "Declaration of Trust"). The Declaration of Trust authorizes The Navellier Performance Funds to issue an unlimited number of shares of beneficial interest in one or more series. Currently, The Navellier Performance Funds has authorized eight series: the Navellier Aggressive Growth Portfolio, the Navellier Mid Cap Growth Portfolio, the Navellier Aggressive Micro Cap Portfolio, the Navellier Small Cap Value Portfolio, the Navellier Large Cap Growth Portfolio, the Navellier Large Cap Value Portfolio, the Navellier International Equity Portfolio and the Navellier Aggressive Small Cap Equity Portfolio (which is the "Acquiring Fund"). Other series in The Navellier Performance Funds, however, may be added in the future. Each Acquiring Fund Share represents an equal proportionate interest with each other Acquiring Fund Share and each such Acquiring Fund Share is entitled to equal voting, dividend, liquidation and redemption rights. Acquiring Fund Shares entitle their holders to one vote per full share held and to fractional votes for fractional shares held. The Acquiring Fund Shares do not have cumulative voting rights, preemptive rights or subscription rights and are fully paid, nonassessable, redeemable and freely transferable.

    Currently, each shareholder of the Acquiring Fund is permitted to inspect the records, accounts and books of The Navellier Performance Funds for any legitimate business purpose.

    MEETINGS. As a Delaware business trust, The Navellier Performance Funds is not required to hold an annual shareholders' meeting if the 1940 Act does not require such a meeting. The Declaration of Trust provides that a special meeting of The Navellier Performance Funds shareholders of any series of The Navellier Performance Funds may be called by the Trustees of The Navellier Performance Funds ("Trustees") and shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of The Navellier Performance Funds entitled to vote. The Navellier Performance Funds will hold special shareholder meetings as required or deemed desirable by the Performance Board for such purposes as electing Trustees, changing fundamental policies or approving an investment advisory or shareholder services agreement. Any Trustee may be removed from office with or without cause at any time either by written instrument, signed by at least two-thirds (2/3) of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective, or by a vote of The Navellier Performance Funds shareholders owning at least two-thirds (2/3) of the outstanding shares of The Navellier Performance Funds. If requested by shareholders of at least 10% of the outstanding shares of The Navellier Performance Funds, The Navellier Performance Funds will call a shareholder meeting for the purpose of voting upon the question of the removal of a Trustee and will assist in communications with other Navellier Performance Funds shareholders as required by Section 16(c) of the 1940 Act.

    SHAREHOLDER LIABILITY. Beneficial owners of a Delaware business trust, such as The Navellier Performance Funds, except to the extent otherwise provided in the governing instrument of the business trust, are entitled to the same limitation of personal liability extended to stockholders of private for-profit corporations. The Navellier Performance Funds's governing instrument, the Trust Declaration, specifically disclaims shareholder liability for acts or obligations of The Navellier Performance Funds and provides that The Navellier Performance Funds' shareholders shall not be subject to any personal liability for the acts or obligations of The Navellier Performance Funds. The Trust Declaration further provides for indemnification, out of the property of the series of The Navellier Performance Funds with respect to which such shareholder's shares are issued, for all losses and expenses of any shareholder held personally liable solely by reason of his or her being or having been a shareholder of such series and not because of his or her acts or omissions or for some other reason. Thus, the risk of a shareholder of The Navellier Performance Funds incurring financial loss on account of shareholder liability is considered remote since such liability is limited to circumstances in which a disclaimer is inoperative and The Navellier Performance Funds would be unable to meet its obligations.

    LIABILITY OF TRUSTEES. Under the Declaration of Trust of The Navellier Performance Funds, a Trustee will be held personally liable only for the Trustee's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of a Trustee. Under said Declaration of Trust and separate indemnity agreements, trustees and officers of The Navellier Performance Funds ("Trust Officers") will be indemnified for the expenses of litigation against them unless it is determined that the person did not act in good faith in the reasonable belief that the person's action was in or not opposed to the best interest of The Navellier Performance Funds or if the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties. The Navellier Performance Funds also may advance money for these expenses provided that the Trustee or the Trust Officer undertakes to repay The Navellier Performance Funds if that person's conduct later is determined to preclude indemnification. The Navellier Series Fund's Declaration of Trust and separate indemnity agreements currently set forth comparable provisions.

    The foregoing is only a summary of certain characteristics of (i) the shares of beneficial interest of The Navellier Performance Funds to be issued pursuant to the proposed Reorganization, (ii) the operations of The Navellier Performance Funds' Declaration of Trust and By-Laws, and (iii) Delaware law. The foregoing is not a complete description of the shares of beneficial interest of The Navellier Performance Funds nor of the documents or laws cited. Shareholders should refer to the provisions of Delaware law directly for a more thorough description.

FEDERAL INCOME TAX CONSEQUENCES

    The Navellier Series Fund and The Navellier Performance Funds have received, as a condition to the Reorganization, an opinion from Samuel Kornhauser, counsel to The Navellier Performance Funds to the effect, for Federal income tax purposes and with respect to the Reorganization, that:

1. the proposed Reorganization and the transactions contemplated thereby, as described herein, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code (the "Code");

2. no gain or loss generally will be recognized to the Portfolio upon the transfer of all of the Portfolio's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all valid liabilities of the Portfolio and the subsequent distribution of those Acquiring Fund Shares to the Portfolio's Shareholders of record in liquidation thereof;

3. no gain or loss will be recognized to the Acquiring Fund upon the receipt of those Portfolio assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of those valid Portfolio liabilities;

4. the Acquiring Fund's basis for those Portfolio assets transferred by the Portfolio to the Acquiring Fund will be the same as the basis thereof in the Portfolio's hands immediately before the Reorganization and the Acquiring Fund's holding period for those assets will include the Portfolio's holding period therefor;

5. each Shareholder of record will recognize no gain or loss upon the constructive exchange of all of his or her Portfolio Shares solely for Acquiring Fund Shares pursuant to the Reorganization;

6. each Shareholder's basis for the Acquiring Fund Shares to be received by the Shareholder pursuant to the Reorganization will be the same as the Shareholder's basis in the Portfolio Shares to be constructively surrendered in exchange therefor; and

7. each such Shareholder's holding period for those Acquiring Fund Shares will include the period during which the Portfolio Shares to be constructively surrendered in exchange for Acquiring Fund Shares were held, provided the Portfolio Shares were held as capital assets by that Shareholder on the date of the Reorganization.

    A revenue ruling of the Internal Revenue Service as to the Reorganization is not expected to be obtained.

    THE FOREGOING IS INTENDED TO BE ONLY A SUMMARY OF THE PRINCIPAL FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION AND SHOULD NOT BE CONSIDERED TO BE TAX ADVICE. THERE CAN BE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL CONCUR ON ALL OR ANY OF THE ISSUES DISCUSSED ABOVE. SHAREHOLDERS OF THE PORTFOLIO ARE URGED TO CONSULT THEIR OWN TAX ADVISORS REGARDING THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES WITH RESPECT TO THE FOREGOING MATTERS AND ANY OTHER CONSIDERATIONS WHICH MAY BE APPLICABLE TO THE SHAREHOLDERS.

PRO FORMA CAPITALIZATION AND RATIOS

    The following tables show the capitalization of the Portfolio as of December 31, 1997 and the Acquiring Fund separately, as of December 31, 1997, and combined in the aggregate on a pro forma basis, as of December 31, 1997, giving effect to the Reorganization:

                                                                  ACQUIRING       PRO FORMA
                                               PORTFOLIO            FUND           COMBINED
                                            ---------------     -------------    ------------
Net Assets..............................    $    72,879,241               $0     $ 72,879,241
Net Asset Value Per Share...............             $16.00               $0           $16.00
Shares Outstanding......................          4,555,000               0         4,555,000

DISSOLUTION OF THE PORTFOLIOS

    If the Plan is approved by the Shareholders of the Portfolio and the Reorganization is completed, the Portfolio will be dissolved as soon as practicable in accordance with the provisions of Delaware law and the Plan. See "The Proposed Transactions--Agreement and proposed Plan of Reorganization".

NAVELLIER GROUP RECOMMENDATION

    The Portfolio Trustees have solicited this shareholder vote to approve the Reorganization and recommend that the Portfolio Shareholders vote FOR the Reorganization on the enclosed GOLD proxy card. The Portfolio Trustees, for the reasons mentioned herein (See "Reasons For Proposed Transactions"), believe the Reorganization of the Portfolio into the Acquiring Fund would result in cost savings, would be in the best interests of the Portfolio Shareholders and that their interests would not be diluted.

    The Portfolio Trustees therefore recommends that the Shareholders of the Portfolio vote FOR Proposal No. 1 (the proposal to merge the Portfolio into the Acquiring Fund and the transactions contemplated thereby).

REQUIRED VOTE

    As described above, if 50% of the outstanding shares entitled to vote) is present in person or by proxy, the approval of the Plan by the Shareholders of the Portfolio under Proposal 1 requires the affirmative vote of at least 67% of the shares present in person or by proxy at a meeting in which a quorum is present or more than 50% of the outstanding voting shares of the Portfolio, whichever is less.

                          ADDITIONAL INFORMATION ABOUT
                THE ACQUIRING FUND AND THE ACQUIRING FUND SHARES

    Additional information about the Acquiring Fund is included in the current Prospectus of The Navellier Performance Funds, dated May 26, 1998. A copy of that prospectus has been filed with the Commission and is incorporated by reference herein. A Shareholder of the Portfolio will receive with this combined prospectus/proxy statement, a copy of the prospectus for The Navellier Performance Funds. Further information about the Acquiring Fund is included in the Statement of Additional Information for The Navellier Performance Funds, dated May 26, 1998. The Statement of Additional Information has been filed with the Commission and is incorporated by reference herein. Copies of that Statement of Additional Information for The Navellier Performance Funds may be obtained without charge by contacting Navellier Management, Inc. (which provides administrative services to the Acquiring Fund) or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671.

                          ADDITIONAL INFORMATION ABOUT
                     THE PORTFOLIO AND THE PORTFOLIO SHARES

    Additional information about the Portfolio is included in the current Prospectus of the Navellier Series Fund, dated April 30, 1998. A copy of that prospectus has been filed with the Commission and is incorporated by reference herein. A Shareholder will receive with this combined prospectus/proxy statement a copy of the prospectus for The Navellier Series Fund. Further information about the Portfolio is included in the Statement of Additional Information for The Navellier Series Fund, dated April 30, 1998, which also has been filed with the Commission and is incorporated by reference herein. A copy of this Statement of Additional Information for The Navellier Series Fund may be obtained without charge by contacting Navellier Management, Inc. at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671.

                                 MISCELLANEOUS

AVAILABLE INFORMATION

    The Navellier Performance Funds is registered under the 1940 Act and is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, files reports, proxy materials and other information with the Commission. The Navellier Series Fund also is registered under the 1940 Act and is required to file reports under the 1940 Act. Such reports, proxy materials and other information can be inspected at the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20539, at prescribed rates.

LEGAL MATTERS

    Certain legal matters in connection with the issuance of the Acquiring Fund Shares will be passed upon by Samuel Kornhauser, 155 Jackson Street, Suite 1807, San Francisco, California 94111 ("Counsel"). Counsel has rendered an opinion as to certain Federal income tax consequences of the Reorganization.

FINANCIAL STATEMENTS AND EXPERTS

    Both the audited financial statement of the Acquiring Fund included in the Statement of Additional Information related to this combined prospectus/proxy statement (the "SAI") and the audited financial statement of the Portfolio included in the SAI have been audited by Tait, Weller & Baker, independent accountants, for the periods indicated in the reports of independent accountants thereon which appear in the SAI. Such financial statements are relied upon as reports of independent accountants and were given by such firm as experts in accounting and auditing. Copies of these financial statements, as included in the SAI, may be obtained without charge by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671.

                                 OTHER BUSINESS

    The Portfolio Trustees know of no business to be brought before the Meeting other than the matters set forth in this combined prospectus/proxy statement. Should any other matter requiring a vote of Shareholders arise, however, the Proxies will vote thereon according to their best judgment in the interests of the Portfolio and of the Shareholders.

                                              By Louis G. Navellier

                                              By         -----------------------------------------
                                                             Trustee, The Navellier Series Fund

One East Liberty Street, Third Floor
Reno, Nevada 89501
May 26, 1998

                                  APPENDIX A:
                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this               day of               , 1998, by and between THE NAVELLIER
SERIES FUND (the "Series Fund"), a Delaware business trust with its principal place of business at One East Liberty Street, Third Floor, Reno, Nevada 89501, and THE NAVELLIER PERFORMANCE FUNDS (the "Performance Funds"), a Delaware business trust with its principal place of business at One East Liberty Street, Third Floor, Reno, Nevada 89501.

    This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), with respect to the proposed reorganization of the NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO (the "Portfolio"), which portfolio is a series of the Series Fund, pursuant to which the Portfolio will be merged into and become part of The Navellier Aggressive Small Cap Equity Portfolio (the "Acquiring Fund") of the Performance Funds (the "Reorganization"). Specifically, this Agreement is intended to be and is adopted for the purpose of providing for the Reorganization of the Portfolio into the Acquiring Fund. The Reorganization will consist of the transfer of all of the assets of the Portfolio to the Acquiring Fund in exchange solely for (i) shares of beneficial interest in the Acquiring Fund (the "Acquiring Fund Shares") and (ii) the assumption by the Acquiring Fund of all valid liabilities of the Portfolio and the distribution of the Acquiring Fund Shares to the Shareholders of the Portfolio in complete liquidation of the Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

    WHEREAS, the Performance Funds and the Series Fund are both open-end, registered investment companies of the management type and the Portfolio owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

    WHEREAS, the Shareholders of the Series Fund have determined, with respect to such Reorganization, that the exchange of all of the assets of the Portfolio for Acquiring Fund shares and the assumption of all valid liabilities of the Portfolio by the Acquiring Fund is in the best interests of the Portfolio and its Shareholders and that the interests of the existing Shareholders of the Portfolio would not be diluted as a result of this transaction; and

    WHEREAS, the purpose of the Reorganization is to combine the assets of the Acquiring Fund with those of the Portfolio in an attempt to achieve greater operating economies and to retain Navellier Management, Inc. as the investment advisor to manage the assets of the Portfolio;

    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree, with respect to the Reorganization, as follows:

1. THE TRANSFER OF ASSETS OF THE PORTFOLIO TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL VALID LIABILITIES OF THE PORTFOLIO, AND THE LIQUIDATION OF THE PORTFOLIO

        1.1 For the Reorganization, the closing shall take place as provided for in paragraph 3.1 ("Closing") and the provisions of paragraphs 1 through 8 of this Agreement shall apply. At the Closing, the Portfolio agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (1) to deliver to the Portfolio the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Portfolio's net assets computed in the manner and as of the time and date set forth in paragraph 2.1 by the net asset value of one Acquiring Fund Share computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all valid liabilities of the Portfolio, as set forth in paragraph 1.3.

        1.2 The assets of the Portfolio to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, interests, and dividends or interest receivable which are owned by the Portfolio and any deferred or prepaid expenses shown as assets on the books of the Portfolio on the closing date provided in paragraph 3.1 (the "Closing Date").

        1.3 The Portfolio will endeavor to discharge all of its known valid liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all valid liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Portfolio prepared by the administrator of the Acquiring Fund and the Portfolio, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period.

        1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Portfolio will distribute pro rata to its Shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Portfolio Shareholders"), the Acquiring Fund Shares received by the Portfolio pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Portfolio on the books of the Acquiring Fund to the share records of the Acquiring Fund in the names of the Portfolio Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Shareholders. All issued and outstanding shares of the Portfolio will simultaneously be canceled on the books of the Portfolio. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

2. VALUATION

        2.1 The value of the Portfolio's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value of such assets computed as of immediately after the close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures for computing net asset value set forth in the Portfolio's then-current prospectus or statement of additional information.

        2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of immediately after the close of business of the New York Stock Exchange on the Valuation Date, using the valuation procedures for computing net asset value set forth in the Performance Funds' then-current prospectus or statement of additional information.

        2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Portfolio's assets shall be determined by dividing the value of the net assets of the Portfolio determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

        2.4 All computations of value for the Performance Funds and the Acquiring Fund shall be made by Rushmore Trust & Savings Bank, FSB; all computations of value for the Series Fund and the Portfolio shall be made by Rushmore Trust & Savings Bank, FSB.

3. CLOSING AND CLOSING DATE

        3.1 The Closing for the Reorganization shall be December 31, 1997 or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., New York Time. The Closing shall be held at the offices of the Performance Funds, One East Liberty Street, Third Floor, Reno, Nevada 89501, or at such other time and/or place as the parties may agree.

        3.2 Rushmore Trust & Savings Bank, FSB, Bethesda, Maryland, as custodian for the Portfolio (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (i) the Portfolio's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes, including all applicable Federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of the Portfolio's portfolio securities.

        3.3 Rushmore Trust & Savings Bank, FSB (the "Transfer Agent"), on behalf of the Acquiring Fund and the Portfolio, shall deliver at the Closing a certificate of an authorized officer stating that their records contain the names and addresses of the Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Portfolio or provide evidence satisfactory to the Portfolio that such Acquiring Fund Shares have been credited to the Portfolio's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

        4.1 The Series Fund, on its own and on behalf of the Portfolio, represents and warrants to the Performance Funds and the Acquiring Fund as follows:

           (a) The Series Fund is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware;

           (b) The Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission"), as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of its shares, under the Securities Act of 1933, as amended (the "1933 Act") are in full force and effect;

           (c) Neither the Series Fund nor the Portfolio is in, and the execution, delivery and performance of this Agreement will not result in, a material violation of the Series Fund's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Series Fund or the Portfolio is a party or by which either or both of the Series Fund and the Portfolio are bound;

           (d) Neither the Series Fund nor the Portfolio has any material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Series Fund or the Portfolio prior to the Closing Date;

           (e) Except as otherwise disclosed in writing to and accepted by the Performance Funds or the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to their knowledge threatened against the Series Fund or the Portfolio or any of their properties or assets which, if adversely determined, would materially and adversely affect the Series Fund's or the Portfolio's financial condition or the conduct of either the Series Fund's or the Portfolio's business. Neither the Series Fund nor the Portfolio knows of any facts which might form the basis for the institution of such proceedings and neither the Series Fund nor the Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business or the ability of the Series Fund or the Portfolio to consummate the transactions herein contemplated;

           (f) The Statement of Assets and Liabilities of the Portfolio at December 31, 1997 has been audited by Tait, Weller & Baker, independent accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (a copy of which has been furnished to the Performance Funds) fairly reflects the financial condition of the Portfolio as of such date, and there are no known contingent liabilities of the Portfolio as of such date not disclosed therein;

           (g) Since December 31, 1997, there has not been any material adverse change in the Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Performance Funds (including the disclosure of the former Trustees' April 1998 demand for indemnity which was disclosed and deemed legally unfounded and immaterial). For the purposes of this subparagraph (g), a decline in net asset value per share of the Portfolio, the discharge of Portfolio liabilities, or the redemption of Portfolio shares by Portfolio Shareholders shall not constitute a material adverse change;

           (h) At the Closing Date, all material Federal and other tax returns and reports of the Series Fund and the Portfolio required by law to have been filed by such date or due after request for extension, if any, shall have been filed and are or will be correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Series Fund and the Portfolio, no such return is currently under audit and no assessment has been asserted with respect to such returns;

           (i) For each taxable year of its operation, the Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such;

           (j) All issued and outstanding shares of the Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Portfolio. All of the issued and outstanding shares of the Portfolio will, at the time of closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Portfolio as provided in paragraph 3.3. The Portfolio does not have outstanding any options, warrants or other rights to subscribe for or to purchase any of the Portfolio shares, nor is there outstanding any security convertible into any of the Portfolio shares;

           (k) At the Closing Date, the Portfolio will have good and marketable title to the Portfolio's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to any restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

           (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Series Fund's Trustees and, subject to the approval of the Portfolio Shareholders, this Agreement will constitute a valid and binding obligation of the Series Fund and of the Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

           (m) The information to be furnished by the Series Fund and the Portfolio for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

           (n) The proxy statement of the Series Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6 (other than information therein that relates to the Performance Funds and the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

        4.2 The Performance Funds, on its own behalf and on behalf of the Acquiring Fund, represents and warrants to the Series Fund and the Portfolio as follows:

           (a) The Performance Funds is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

           (b) The Performance Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission, as an investment company under the 1940 Act, and the registration of its shares, under the 1933 Act, are in full force and effect;

           (c) The current prospectus and statement of additional information of the Performance Funds conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

           (d) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets;

           (e) Neither the Performance Funds nor the Acquiring Fund is in, and the execution, delivery and performance of this Agreement will not result in, a material violation of the Performance Funds' Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Performance Funds or the Acquiring Fund is a party or by which the Performance Funds or the Acquiring Fund are bound;

           (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Performance Funds or the Acquiring Fund or any of their properties or assets, except as previously disclosed in writing to the Series Fund. Neither the Performance Funds nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings and neither the Performance Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business or the ability of the Performance Funds or the Acquiring Fund to consummate the transactions contemplated herein;

           (g) The Statement of Assets and Liabilities of the Acquiring Fund at December 31, 1997, audited by Tait, Weller & Baker, independent accountants, and a copy of which has been furnished to the Series Fund, fairly and accurately reflects the financial condition of the Acquiring Fund as of such date in accordance with generally accepted accounting principles consistently applied;

           (h) Since December 31, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund shares, the discharge of Acquiring Fund liabilities or the redemption of Acquiring Fund shares by Acquiring Fund Shareholders, shall not constitute a material adverse change;

           (i) At the Closing Date all material Federal and other tax returns and reports of the Performance Funds and the Acquiring Fund required by law to have been filed by such date or due after request for extension, if any, shall have been filed and are or will be correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best knowledge of the Performance Funds and the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

           (j) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such;

           (k) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or to purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

           (l) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Performance Funds and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles;

           (m) The Acquiring Fund Shares to be issued and delivered (transferred on the Acquiring Fund's books) to the Portfolio for the account of the Portfolio Shareholders, pursuant to the terms of this Agreement, will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

           (n) The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

           (o) The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Performance Funds and the Acquiring
       Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statement therein, in light of the circumstances under which such statements were made, not materially misleading; and

           (p) The Performance Funds and the Acquiring Fund each agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue their operations after the Closing Date.

5. COVENANTS OF THE ACQUIRING FUND AND THE PORTFOLIO

    The following covenants of the Acquiring Fund and the Portfolio, as applicable, are made, respectively, by the Performance Funds and the Series
Fund:

        5.1 The Acquiring Fund and the Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other distribution that may be advisable.

        5.2 The Portfolio will call a meeting of the Portfolio Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

        5.3 The Portfolio covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Reorganization Agreement.

        5.4 The Portfolio will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the shares of the Portfolio.

        5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Portfolio will each take, or cause to be taken, all actions and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

        5.6 The Portfolio will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Performance Funds (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, in connection with the meeting of the Portfolio Shareholders to consider approval of this Agreement and the transactions contemplated herein (the "Meeting").

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SERIES FUND AND THE PORTFOLIO

    The obligations of the Series Fund and the Portfolio to consummate the transactions provided for herein shall be subject, at their election, to the performance by the Performance Funds and the Acquiring Fund of all the obligations to be performed by the Performance Funds and the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

        6.1 All representations and warranties of the Performance Funds and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

        6.2 The Performance Funds shall have delivered to the Series Fund, on the Closing Date, a certificate executed in the Performance Funds' name by the Performance Funds' President and Treasurer, in a form reasonably satisfactory to the Series Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Performance Funds and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as these representations and warranties may be affected by the transactions contemplated by this Agreement and as to such other matters as the Performance Funds shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PERFORMANCE FUNDS AND THE ACQUIRING FUND

    The obligations of the Performance Funds and the Acquiring Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Series Fund and the Portfolio of all of the obligations to be performed by the Series Fund and the Portfolio hereunder on or before the Closing Date and, in addition thereto, to the following conditions:

        7.1 All representations and warranties of the Series Fund and the Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as these representations and warranties may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

        7.2 The Series Fund shall have delivered to the Performance Funds a statement of the Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Series Fund; and

        7.3 The Series Fund shall have delivered to the Performance Fund, on the Closing Date, a certificate executed in the Series Fund's name and the Portfolio's name by the Series Fund's President and Treasurer, in form and substance satisfactory to the Performance Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Series Fund and the Portfolio, with respect to the Series Fund and the Portfolio made in this Agreement are true are correct at and as of the Closing Date, except as these representations and warranties may be affected by the transactions contemplated by this Agreement and as to such other matters as the Performance Funds shall reasonably request.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE PORTFOLIO

    If any of the conditions set forth below do not exist on or before the Closing Date, with respect to the Portfolio or the Acquiring Fund, then the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

        8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Portfolio in accordance with the provisions of the Series Fund's Declaration of Trust and By-Laws and copies of the resolutions evidencing such approval shall have been delivered to the Performance Fund. Notwithstanding anything herein to the contrary, neither the Performance Funds or the Acquiring Fund nor the Series Fund or the Portfolio may waive the conditions set forth in this paragraph 8.1;

        8.2 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Performance Funds or the Series Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Performance Funds or the Acquiring Fund or the Series Fund or the Portfolio, provided that either party hereto may, for itself, waive any of such conditions;

        8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued; and

        8.4 The parties shall have received the legal opinion of Samuel Kornhauser, attorney at law, addressed to the Performance Funds and the Series Fund, substantially to the effect that the transactions contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.

9. BROKERAGE FEES AND EXPENSES

        9.1 The Performance Funds and the Series Fund each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

        9.2 Navellier Management Inc. will bear the aggregate expenses and costs of its solicitation of this Proxy Solicitation regarding the Reorganization.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 The Performance Funds and the Series Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

        10.2 The representations, warranties and covenants contained in this Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

    This Agreement and the transactions contemplated hereby may be terminated and abandoned by either party by resolution of the party's Board of Trustees and resolution passed by the requisite number of Shareholders of that party at any time prior to the Closing Date if circumstances should develop that make proceeding with the Agreement inadvisable.

12. WAIVER

    The Performance Funds and the Series Fund, by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except as provided herein.

13. AMENDMENTS

    This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Performance Funds and the Series Fund; provided, however, that following the meeting of the Portfolio Shareholders called by the Portfolio pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Portfolio Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

14. NOTICES

    Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Performance Funds at One East Liberty Street, Third Floor, Reno, Nevada 89501 or to the Series Fund at One East Liberty Street, Third Floor, Reno, Nevada 89501.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

        15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

        15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or to give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

        15.5 It is expressly agreed that the obligations of the Series Fund and the Portfolio hereunder shall not be binding upon any of the Trustees, Shareholders, nominees, officers, agents or employees of the Series Fund personally, but shall bind only the corporate property of the Series Fund and the Portfolio, as provided in the Declaration of Trust of the Series Fund. The execution and delivery by such officers of the Series Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Series Fund and the Portfolio as provided in the Declaration of Trust of the Series Fund.

        15.6 It is expressly agreed that the obligations of the Performance Funds and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, Shareholders, nominees, officers, agents or employees of the Performance Funds personally, but shall bind only the trust property of the Performance Funds and the Acquiring Fund, as provided in the Performance Funds' Declaration of Trust. The execution and delivery by such officers of the Performance Funds shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Performance Funds and the Acquiring Fund, as provided in the Performance Funds' Declaration of Trust.

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and attested by its Secretary.

Attest:                        THE NAVELLIER PERFORMANCE FUNDS

By:                            By:
      -------------------------      -------------------------
              Secretary                      President

Attest:                        THE NAVELLIER SERIES FUND

BY:                            By:
      -------------------------      -------------------------
              Secretary                      President

                                   APPENDIX B


                         INVESTMENT MANAGEMENT AGREEMENT
                                    BETWEEN
                NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                                      AND
                           NAVELLIER MANAGEMENT, INC.

                         THE NAVELLIER PERFORMANCE FUNDS


                         INVESTMENT ADVISORY AGREEMENT
                                       FOR
              THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO


     AGREEMENT made as of the 27th day of April, 1998, by and between The Navellier Aggressive Small Cap Equity Portfolio ("Portfolio") of THE NAVELLIER PERFORMANCE FUNDS, a business trust organized under the laws of the State of Delaware (the "Fund"), and NAVELLIER MANAGEMENT, INC., a Delaware corporation (the "Adviser").


     WHEREAS, the Fund intends to engage in business as an open-end management investment company and is being registered as such under the Investment Company Act of 1940, as amended (the "Investment Company Act"); and


     WHEREAS, the Fund has a portfolio designated as the "Navellier Aggressive Small Cap Equity Portfolio" ("Portfolio"); and


     WHEREAS, the Adviser is being registered as an investment adviser under the Investment Advisers Act of 1940, and engages in the business of acting as investment adviser with an emphasis on over the counter stocks; and

     WHEREAS, the Portfolio desires to retain the Adviser as investment adviser to furnish advisory and portfolio management services to the Portfolio;

     NOW, THEREFORE, in consideration of the premises and the mutual covenants hereinafter contained, the Portfolio and the Adviser agree as follows:

     1. DUTIES AS ADVISER. The Portfolio hereby appoints the Adviser to act as the investment adviser to the Portfolio and, subject to the supervision of the Board of Trustees of the Portfolio, to provide investment advisory services to the Portfolio as hereinafter set forth: (i) to obtain and evaluate such information and advice relating to the economy, securities markets, and securities as it deems necessary or useful to discharge its duties hereunder; (ii) to continuously manage the assets of the Portfolio in a manner consistent with applicable law and the investment objectives and policies set forth in the most current prospectus and statement of additional information of the Fund under the Securities Act of 1933 (the "Prospectus");
(iii) to determine which issuers will be deemed "Qualified Issuers" (as defined in the Prospectus); (iv) to determine the timing of purchases, sales, and dispositions of securities; (v) to take such further action in its sole discretion (but always in compliance with applicable law and the Prospectus) without obligation to give prior notice to the Board of Trustees of the Portfolio, or the Custodian, including the placing of purchase and sale orders on behalf of the Portfolio as it shall deem necessary and appropriate;
(vi) to furnish to or place at the disposal of the Portfolio such of the information, evaluations, analyses, and opinions formulated or obtained by it in the discharge of its duties as the Portfolio may, from time to time, reasonably request; (vii) to take such actions necessary or appropriate to carry out the decisions of the Portfolio's Board of Trustees; (viii) to make decisions for the Portfolio as to the manner in which voting rights, rights to consent to trust action, and any other rights pertaining to how the Portfolio's securities shall be exercised ("Portfolio Voting Rights"). The Portfolio has directed the Custodian, and Custodian has agreed, to act in accordance with the instructions of the Adviser. The Adviser shall at no time have custody of or physical control over the investment account assets or securities, and the Adviser shall not be liable for any act or omission of the Custodian. The Adviser shall maintain records required under the Investment Advisers Act of 1940 ("Advisers Act") and shall make them available to the Portfolio or its designees for review or inspection upon demand and at the Adviser's expense.

     2. ALLOCATION OF CHARGES AND EXPENSES. The Adviser shall bear the cost of rendering the investment advisory services to be performed by it under this Agreement and shall, at its expense, maintain such staff and employ or retain personnel and consult with other persons as it shall determine necessary. Without limiting the generality of the foregoing, the staff and personnel of the Adviser shall be deemed to include persons employed or otherwise retained by the Adviser to furnish statistical and other factual data, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice, and assistance as the Adviser may deem appropriate. The Adviser shall, without expense to the Portfolio, furnish the services of such members of the Adviser's organization as may be duly elected to be officers of the Portfolio, subject to their individual consent to serve and to any limitations imposed by law.

     The Portfolio will pay or cause to be paid all other expenses of the Portfolio (except for the expenses to be paid by the Portfolio's Distributor), including, without limitation, the following: (i) services rendered by the Custodian and the Transfer Agent, (ii) fees, voluntary assessments, and other expenses incurred in connection with membership in investment company organizations, (iii) cost of stock certificates, reports, proxy materials and notices to shareholders, and other like miscellaneous expenses, (iv) brokerage commissions and other brokerage expenses, (v) taxes (including any income or franchise taxes), and any fees payable to federal, state, and other governmental agencies, (vi) fees and salaries payable to the Trustees, officers, and advisory board members of the Portfolio, if any,
(vii) auditing the Fund's books and accounts, (viii) the cost of bookkeeping and accounting services, (ix) any and all Portfolio legal expenses, (x) costs of mailing and tabulating proxies and costs of shareholders' and Trustees' meetings, (xi) the cost of investment company literature and other publications provided by the Portfolio to its Trustees and officers, (xii) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds, (xiii) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Portfolio, (xiv) costs of printing and mailing monthly statements and confirmations, (xv) expense of organizing the Portfolio, (xvi) filing fees and expenses relating to the registration and qualification of the Portfolio's shares under federal and/or state securities laws and maintaining such registrations and qualifications and
(vii) other expenses properly payable by the Portfolio.


     3. COMPENSATION OF THE ADVISER. For the services to be rendered by the Adviser hereunder, the Portfolio shall pay to the Adviser, on a monthly basis, an annual fee of eighty-four one hundredths of one percent (0.84%) (the "Management Fee") of the Portfolio's average daily net assets. Payment of the Adviser's compensation for the preceding month shall be made as promptly as possible after the last day of each such month. The compensation for the period from the effective date hereof to the next succeeding last day of the month shall be prorated according to the proportion which such period bears to the full month ending on such date, and provided further that, upon any termination of this Agreement before the end of the month, such compensation for the period from the end of the last month ending prior to such termination shall be prorated according to the proportion which such period bears to a full month, and shall be payable upon the date of termination. If the annual operating expenses borne by the Fund relating to any Portfolio, including amounts payable to the Adviser hereunder paid or payable by such Portfolio for any fiscal year, exceed the applicable expense limitations imposed by state securities laws or regulations thereunder (as same may be adjusted from time to time), the Adviser will reduce its Management Fee to the extent of such excess and if required, pursuant to any such laws or regulations ((unless otherwise waived), will reimburse the Portfolio for annual operating expenses in excess of any such expense limitation up to the amount of the Management Fee payable to it during that fiscal year with respect to the Portfolio. The Adviser has the right, but not the obligation, to waive any portion or all of its Management Fee, from time to time.


     The "average daily net assets" of the Portfolio for a particular period shall be determined by adding together all calculations of net assets, as regularly computed for the Portfolio on each business day during such period, and dividing the resulting total by the number of business days during such period.

     4. LIMITATIONS OF LIABILITY OF ADVISER. The Adviser shall not be liable for any error of judgment or mistake of law or fact, or, for any loss suffered by the Portfolio or its investors in connection with the matters to which this Agreement relates, except (i) a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its obligations and duties under this Agreement, or (ii) a loss for which the Adviser would not be permitted to be indemnified under the federal Securities laws. The Portfolio also agrees to indemnify Adviser to the extent provided for and agreed to by the parties in that agreement entitled Indemnification Agreement executed by both parties on this date and incorporated herein as Exhibit A and made a part hereof.

     5. DURATION AND TERMINATION OF THIS AGREEMENT. This Agreement shall become effective as of the date hereof and shall continue in effect unless sooner terminated, as herein provided, for two years after the date hereof, and thereafter only if approved at least annually: (a) by the Board of Trustees of the Portfolio; or (b) by the vote of a majority (as defined in the Act) of the outstanding voting securities of the Portfolio, and, in addition, (c) by the vote of a majority of the Trustees of the Portfolio who are not parties hereto nor interested persons of any party, as required by the Act.

     This Agreement may be terminated at any time, without payment of any penalty, by the Board of Trustees of the Portfolio, or by a vote of a majority (as defined in the Act) of the outstanding voting securities of the Portfolio, in either case upon written notice to the Adviser, and it may be terminated by the Adviser upon sixty (60) days' written notice to the Portfolio. This Agreement shall automatically terminate in the event of its assignment, within the meaning of the Act, unless such automatic termination shall be prevented by an exemptive order of the Securities and Exchange Commission.

     6. SEPARATE CONTRACT. This Agreement is separate and distinct from, and neither affects nor is affected by (i) the Fund's Distribution Agreement, and (ii) the Fund's Administrative Services Agreement. Nothing contained in this Agreement shall prevent the Adviser or any affiliated person of the Adviser from acting as investment adviser or manager for any other person, firm, corporation, or other entity and shall not in any way bind or restrict the Adviser or any such affiliated person from buying, selling, or trading any securities, commodities, futures contracts, or options on such contracts for their own accounts or for the account of others for whom they may be acting. Nothing in this Agreement shall limit or restrict the right of any director, officer, or employee of the Adviser to engage in any other business or to devote his time and attention in part to the management or other aspects of any other business whether of a similar or dissimilar nature.

     7. AMENDMENT. This Agreement may be amended from time to time by agreement of the parties; provided, that such amendment shall be approved both by the vote of a majority of Trustees of the Portfolio, including a majority of Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement (other than as Trustees of the Portfolio) cast in person at a meeting called for that purpose, and by the holders of a majority (as defined in the Act) of the outstanding voting securities of the Portfolio.

     This Agreement may be amended by agreement of the parties without the vote or consent of the shareholders of the Portfolio to supply any omission, to cure, correct, or supplement any ambiguous, defective, or inconsistent provision hereof, or if they deem it necessary to conform this Agreement to the requirements of applicable federal and/or state laws or regulations, but neither the Portfolio nor the Investment Adviser shall be liable for failing to do so.

     8. BINDING EFFECT. This Agreement shall be binding upon, and inure to the benefit of the Portfolio and the Adviser and their respective successors.


     9. NAME OF THE PORTFOLIO. The Portfolio acknowledges that the name "Navellier" is and shall remain the sole property of the Adviser, notwithstanding the use thereof by the Portfolio. The Portfolio may use the name "The Navellier Performance Fund, The Navellier Aggressive Small Cap Equity Portfolio" or any name derived from the name "Navellier" only for so long as this Agreement or any extension, renewal, or amendment hereof remains in effect, including any similar agreement with any organization which shall have succeeded to the business of the Adviser and for only so long as Navellier Management, Inc., remains as Adviser to the Portfolio. At such time as such an agreement shall no longer be in effect, or Adviser's services have terminated, the Portfolio will (to the extent that it is lawfully able) cease to use such a name or any other name connected with the Adviser or any organization which shall have succeeded to the business of the Adviser.


     10. DEFINITIONS. Capitalized terms used herein without definition shall have the meanings ascribed thereto in the Prospectus. For the purpose of this Agreement, the terms

"vote of a majority of the outstanding voting securities," "assignment," "affiliated person," and "interested person" shall have the respective meanings specified in the Investment Company Act of 1940.

     11. COUNTERPARTS. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, and each party may become a party hereto by executing a counterpart hereof. This Agreement and any counterpart so executed shall be deemed to be one and the same instrument.

     12. APPLICABLE LAW. This Agreement shall be governed by, and construed in accordance with the laws of the State of Delaware. Any dispute or controversy arising out of this Agreement shall be either submitted to arbitration (if both parties agree) in Reno, Nevada (near the Fund's principal place of business) in accordance with the rules and regulations of the National Association of Securities Dealers, Inc., or decided by a trier of fact in a federal or state court in Reno, Nevada, and in no other jurisdiction or court venued outside of Reno, Nevada.

     13. ACKNOWLEDGEMENT OF RECEIPT OF FORM ADV PART II. The Portfolio hereby acknowledges receipt of the Adviser's Form ADV Part II or its brochure as required by Rule 204-3 promulgated under the Investments Advisers Act of 1940.

     14. INTEGRATION OF ALL PRIOR DISCUSSIONS, NEGOTIATIONS AND AGREEMENTS. This Agreement integrates all prior discussions, negotiations and agreements between the parties relating to Adviser's and Portfolio's agreement relating to the performance of investment advisory services for the Portfolio, and no evidence or parol evidence may be introduced to vary or change the terms of this written Agreement which is the full and final expression of the parties' agreement. Any change in the terms of this Agreement must be in writing signed by both parties.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement on the day and year first above written in Reno, Nevada.


                                  THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY
                                  PORTFOLIO OF THE NAVELLIER
                                  PERFORMANCE FUNDS


                              By:
                                  ----------------------------
                                   Barry Sander, Trustee


                              By:
                                  ----------------------------
Attest:                            Joel Rossman, Trustee


/s/                           By:
   ----------------------         ----------------------------
                                  Arnold Langsen, Trustee


                              By:
                                  ----------------------------
                                   Jacques Delacroix, Trustee



                                   NAVELLIER MANAGEMENT, INC.


                              By:
                                  ----------------------------
                                   Louis Navellier, President
Attest:

/s/
   ----------------------

                                    EXHIBIT A

                            INDEMNIFICATION AGREEMENT


     The Navellier Aggressive Small Cap Equity Portfolio of The Navellier Performance Funds (the "Fund") and Navellier Management, Inc. (the "Advisor") agree as follows:


     1. The Fund agrees with the Advisor, for the benefit of the Advisor and each person, if any, who controls the Advisor within the meaning of
Section 15 of the Securities Act and each and all and any of them, to indemnify and hold harmless the Advisor and any such controlling person from and against any and all losses, claims, damages or liabilities, joint or several (including reasonable legal fees and expenses) to which they or any of them may become subject under the Securities Act or under any other statute, at common law or otherwise, and to reimburse the Advisor and such controlling persons, if any, for any legal or other expenses (including the cost of any investigation and preparation) reasonably incurred by them in connection with any litigation, whether or not resulting in any liability, insofar as such losses, claims, damages, liabilities or litigation arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in any Registration Statement or any Prospectus, filed with the SEC, or any amendment thereof or supplement thereto, or which arise out of, or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; PROVIDED, HOWEVER, that this indemnity agreement shall not apply to amounts paid in settlement of any such litigation if such settlement is effected without the consent of the Fund or to any such losses, claims, damages, liabilities or litigation arising out of, or based upon, any untrue statement or alleged untrue statement of a material fact contained in any such Registration Statement or prospectus, or any amendment thereof of or supplement thereof, or arising out of, or based upon, the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, which statement or omission was made in reliance upon information furnished in writing to the Fund by the Advisor for inclusion in any such Registration Statement or Prospectus or any amendment thereof or supplement thereto. The Advisor and each such controlling person shall, within thirty
(30) days after the complaint shall have been served upon the Advisor or such controlling person in respect of which indemnity may be sought from the Fund on account of its agreement contained in this paragraph, notify the Fund in writing of the commencement thereof. The omission of the Advisor of such controlling person so to notify the Fund of any such litigation shall relieve the Fund from any liability which it may have to the Advisor or such controlling person on account of the indemnity agreement contained in this paragraph if such failure to timely notify the Fund has resulted in substantial prejudice to the Fund, but shall not relieve the Fund from any liability which it may have to the Advisor or controlling person otherwise than on account of the indemnity agreement contained in this paragraph. In case any such litigation shall be brought against the Advisor or any such controlling person and notice of the commencement thereof shall have been timely given to the Fund, the Fund shall be entitled to participate in (and, to the extent that it shall wish, to direct) the defense thereof at its own expense, but such defense shall be conducted by counsel of good standing and reasonably satisfactory to the Advisor or such controlling person(s) or defendant(s) in the litigation. The indemnity agreement of the Fund contained in this paragraph shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Advisor or any such controlling person, and shall survive any delivery of shares of the

Fund. The Fund agrees to notify the Advisor promptly of the commencement of any litigation or proceeding against it or any of it officers or directors of which it may be advised in connection with the issue and sale of shares of the Fund.

     2. Anything herein to the contrary notwithstanding, the agreement in paragraph 1 of this Indemnification Agreement, insofar as it constitutes a basis of reimbursement by the Fund for liabilities (other than payment by the Fund of expenses incurred or paid in the successful defense of any action, suit or proceeding) arising under the Securities Act, shall not extend to the extent of any interest therein of any person who is an underwriter or a partner or controlling person of an underwriter within the meaning of Section 15 of the Securities Act or who, at the date of this Agreement, is a Trustee of the Fund, except to the extent that an interest of such character shall have been determined by a court of appropriate jurisdiction as not against public policy as expressed in the Securities Act. Unless in the opinion of counsel for the Fund the matter has been adjudicated by controlling precedent, the Fund, will, if a claim for such reimbursement is asserted, submit to a court of appropriate jurisdiction the question of whether or not such interest is against the public policy as expressed in the Securities Act.

     3. The Advisor agrees to indemnify and hold harmless the Fund and its Trustees and such officers as shall have signed any Registration Statement filed with the Commission from and against any and all losses, claims, damages, or liabilities, joint or several, to which the Fund or such Trustees or officers may become subject under the Securities Act, under any other statute, at common law or otherwise, and will reimburse the Fund or such Trustees or officers for any legal or other expenses (including the cost of any investigation and preparation) reasonably incurred by it or them or any of them in connection with any litigation, whether or not resulting in any liability, insofar as such losses, claims, damages, liabilities, or litigation arise out of, or are based upon, any untrue statement or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, which statement or omission was made by the Fund in reliance upon information furnished in writing to the Fund by the Advisor for inclusion in any Registration Statement or any Prospectus, or any amendment thereof or supplement thereto or otherwise for distribution or publication. The Advisor shall not be liable for amounts paid in settlement of any such litigation if such settlement was effected without its consent. The Fund and its Trustees and such officers or defendant(s), in any such litigation, shall, within thirty
(30) days after the complaint shall have been served upon the Fund or any such Trustee or officer in respect of which indemnity may be sought from the Advisor or account of its agreement contained in this paragraph, notify the Advisor in writing of the commencement thereof. The omission of the Fund or such Trustee or officer so to notify the Advisor of any such litigation shall relieve the Advisor from any liability which it may have to the Fund or such Trustee or officer of liability which it may have to the Fund or such Trustee or officer on account of the indemnity agreement contained in this paragraph, but shall not relieve the Advisor from any liability which it may have to the Fund or such Trustee or officer otherwise than on account of the indemnity agreement contained in this paragraph. In case any such litigation shall be brought against the Fund or any such Trustee or officer and timely notice of the commencement thereof shall have been so given to the Advisor, the Advisor shall be entitled to participate in (and, to the extent it shall wish, to direct) the defense thereof at its own expense, but such defense shall be conducted by counsel of good standing and satisfactory to the Fund. The indemnity agreement of the Advisor contained in this paragraph shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Fund and shall survive any delivery of shares of the Fund. The Fund agrees to notify the Advisor promptly of the commencement of any litigation or proceeding against it or any of its officers or Trustees or against any such controlling person of which it may be advised in connection with the issue and sale of the Fund's shares.

     4. Notwithstanding any provision contained in this Agreement, no party hereto and no person or persons in control of any party hereto shall be protected against any liability to the Fund or its security holders to which they would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations and duties under this Agreement.

     5. Except as expressly provided in paragraphs 1 and 3 hereof, the agreements herein set forth have been made and are made solely for the benefit of the Fund, the Advisor, and the persons expressly provided for in paragraphs 1 and 3, their respective heirs, successor, personal representatives and assigns, and except as so provided, nothing expressed or mentioned herein is intended or shall be construed to give any person, firm or corporation, other than the Fund, the Advisor, and the persons expressly provided for in paragraphs 1 and 3, any legal or equitable right, remedy or claim under or in respect of this Agreement or any representation, warranty or agreement herein contained. Except as so provided, the terms "heirs, successors, personal representatives and assigns" shall not include any purchaser of shares merely because of such purchase.

ATTEST:                       THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY
                              PORTFOLIO OF THE NAVELLIER
                              PERFORMANCE FUNDS

-------------------------

                              By:
                                  ----------------------------
                                  Barry Sander, Trustee


                              By:
                                  ----------------------------
                                  Joel Rossman, Trustee


                              By:
                                  ----------------------------
                                  Jacques Delacroix, Trustee


                              By:
                                  ----------------------------
                                  Arnold Langsen, Trustee


ATTEST:                           NAVELLIER MANAGEMENT, INC.


                               By:
-------------------------         ----------------------------
                                  Louis Navellier, President

                                  APPENDIX C


                                  12b-1 PLAN
                                      FOR
             THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                         THE NAVELLIER PERFORMANCE FUNDS



                          RULE 12b-1 DISTRIBUTION PLAN
                                      FOR
             THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO



          This distribution plan (the "Rule 12 b-1 Distribution Plan" or the "Plan"), has been adopted by the Aggressive Small Cap Equity Portfolio ("Portfolio") of The Navellier Performance Funds, a registered open-end investment company organized as a Delaware Business Trust (the "Fund"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act").


                                  W H E R E A S

          The Portfolio presently distributes its shares of capital stock through a contractual arrangement with a principal distributor, Navellier Securities Corp. (the "Principal Distributor"), duly qualified to act on behalf of the Aggressive Small Cap Equity Portfolio in such capacity, which contract has been approved by the Fund's Board of Trustees in accordance with requirements of the Act (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Principal Distributor may enter into service agreements ("Service Agreements") with certain securities dealers, financial institutions or other industry professionals, such as investment advisers, accountants and estate planning firms (severally, a "Service Organization") for distribution and promotion of, administration of, and servicing investors in, the Portfolio's shares.

          Under this proposal, the Portfolio and its Investment Advisor (the "Advisor") may from time to time and from their own funds or from such other resources as may be permitted by rules of the Securities and Exchange Commission, make payments as described in Sections 2 and 3 hereof for distribution and service assistance.

          In voting to approve the Plan and related Service Agreement, the Board requested and evaluated such information as it deemed necessary to an informed determination and has concluded, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, that there is a reasonable likelihood that the plan will benefit the Portfolio and its shareholders.

          NOW, THEREFORE, in consideration of the foregoing, the Portfolio hereby adopts this Plan under the Act:

          1. The Principal Distributor shall act as distributor of the Portfolio's shares pursuant to the Distribution Agreement and shall receive from the Portfolio an annual 0.25% 12b-1 fee (payable pro rata monthly) of the average daily net assets of the Portfolio. Payments under this 0.25% 12b-1 fee may exceed actual expenses of the Principal Distributor in distributing, promoting and servicing the Portfolio. The Principal Distributor may, at its own expense, enter into Service Agreements with Service Organizations for Distribution and Service Assistance.

          2. The Portfolio shall pay all costs and expenses in connection with the preparation, printing and distribution of the Portfolio's prospectuses and shareholder reports to existing shareholders. The Principal Distributor shall pay for printing and distribution of prospectuses sent to prospective investors and any promotional material.

          3. (a) There shall be paid periodically to one or more Service Organizations payments in respect of such Service Organizations' services to the Portfolio's shares owned by shareholders for whom the Service Organization is the dealer of record or holder of record, or owned by shareholders for whom the Service Organization provides service assistance. These payments for services shall be included in the 12b-1 fee paid to Distributor and shall be paid by Distributor to such Service Organization out of the 12b-1 fee. Payments to the Principal Distributor under the 12b-1 plan may exceed the Principal Distributor's actual expenses and payments to Service Organizations. The Service Payments are subject to compliance with the terms of the Service Agreements between the Service Organization and the Principal Distributor.

               (b) Distribution and Service Assistance, as defined in this Plan, shall include, but not be limited to, INTER ALIA, (i) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

(ii) arranging and contracting for the preparation and printing of sales literature and the mailing and distribution thereof; (iii) procuring, evaluating and providing to the Portfolio such information, analyses and opinions with respect to marketing and promotional activities as the Portfolio may, from time to time, reasonably request; (iv) providing office space and equipment, telephone facilities and dedicated personnel as is necessary to provide the services hereunder; (v) answering Client inquiries regarding the Portfolio and assisting Clients in changing dividend options, account designations and addresses; (vi) establishing and maintaining Client accounts and records; (vii) processing purchase and redemption transactions;
(viii) providing automatic investment in Portfolio shares of Client cash account balances; (ix) providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the Client's other accounts serviced by the Service Organization; and (x) arranging for bank wires and such other services as the Portfolio may request, to the extent that the Service Organization is permitted by applicable statute, rule or regulation. Anything stated herein to the contrary notwithstanding and subject to the rules and regulations of the Act, any Service Payments made pursuant to this Plan shall cover any series or class of shares of capital stock of the Portfolio as to which the Plan is effective.

               (c) In each year that this Plan remains in effect, the Distributor of the Portfolio and/or the

Investment Advisor shall prepare and furnish to the Board of Trustees of the Portfolio and the Trustees shall review, at least quarterly, written reports, complying with the requirements of Rule 12b-1 under the Act, of the amounts expended under the Plan and purposes for which such expenditures were made.

          4. The Fund will allocate the amounts expended by it under the Plan to each series or class of securities of the Fund as to which the Plan is effective in the proportion that the average daily net asset values of such series or class of securities bears to the average daily net assets of all such series or classes of securities as to which the Plan is effective.

          5.   The Plan shall become effective upon approval by (a) a vote of
(i) the Portfolio's Board of Trustees and (ii) the Qualified Trustees (as defined in Section 8 hereof), cast in person at a meeting called for the purpose of voting thereon, and (b) with respect to the securities of the Portfolio, at least a majority vote of the outstanding voting securities of the Portfolio, as defined in Section 2(a)(42) of the Act.

          6. This Plan shall remain in effect for one year from its adoption date and may be continued thereafter if this Plan is approved at least annually by a vote of the Board of Trustees of the Portfolio, and of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such Plan. This Plan may not be amended in order to increase materially the amounts to be expended in accordance with Sections 1, 2 and 3(a) hereof without approval of each series or class of securities affected in accordance with Section 5 hereof. All material amendments to this Plan must be approved by a vote of the Board of Trustees of the Portfolio, and of the Qualified Trustees, cast in person at a meeting called for the purpose of voting thereon.

          7. This Plan may be terminated at any time by a majority vote of the Trustees who are not interested persons (as defined in Section 2(a)(19) of the Act) of the Portfolio ("Independent Trustees") and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"), by vote of a majority of the outstanding voting securities of the Portfolio, as defined in Section 2(a)(42) of the Act.

          8. While this Plan shall be in effect, the selection and nomination of the Independent Trustees of the Portfolio shall be committed to the discretion of the Independent Trustees then in office.

          9. Any termination or noncontinuance of a Service Agreement by the Principal Distributor with a particular Service Organization shall have no effect on similar agreements between the Principal Distributor and other Service Organizations.

          10. The Principal Distributor is not obligated by this Plan to execute a Service Agreement with a qualifying Service Organization nor is it required to pay all or any portion of the 12b-1 fee to any service organization. The Principal Distributor shall be entitled to retain the entire amount of the 12b-1 fee.

          11. The Portfolio shall preserve copies of this Plan and any related agreements and all reports made pursuant to Paragraph 6 hereof, for a period of not less than six years from the date of this Plan, or the agreements or such report, as the case may be, the first two years in an easily accessible place.

Dated:    April 27, 1998


                              THE AGGRESSIVE SMALL CAP EQUITY PORTFOLIO OF
                              THE NAVELLIER PERFORMANCE FUNDS


                              By
                                  ----------------------------
                                   Louis Navellier, Trustee


                              By
                                  ----------------------------
                                   Barry Sander, Trustee


                              By
                                  ----------------------------
                                   Joel Rossman, Trustee


                              By
                                  ----------------------------
                                   Arnold Langsen, Trustee


                              By
                                  ----------------------------
                                   Jacques Delacroix, Trustee

PROXY               THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY              PROXY
                                    PORTFOLIO
                                       OF


                            THE NAVELLIER SERIES FUND

                      One East Liberty Street, Third Floor
                               Reno, Nevada  89501

                              --------------------

                   PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS
               June 19, 1998 (or another date shortly thereafter)


     THIS PROXY IS SOLICITED BY THE TRUSTEES OF THE NAVELLIER SERIES FUND, for use at a special meeting of the shareholders of The Navellier Aggressive Small Cap Equity Portfolio (the "Portfolio"), an investment portfolio offered by The Navellier Series Fund (the "Series Fund") which meeting will be held at 10:00 a.m., Pacific Standard Time, on June 19, 1998 OR ANOTHER DATE SHORTLY THEREAFTER, at the offices of The Navellier Series Fund, One East Liberty Street, Third Floor, Reno, Nevada 89501 (the "Meeting").


     The undersigned shareholder of the Portfolio, revoking any and all previous proxies heretofore given for shares of the Portfolio held by the undersigned ("Shares"), does hereby appoint Louis Navellier and Samuel Kornhauser, and each and any of them, with full power to substitution to each to be the attorneys and proxies of the undersigned (the "Proxies"), to attend the Meeting of the shareholders of the Portfolio, and to represent and direct the voting interests represented by the undersigned as of the record date for said Meeting for the Proposal specified below.

     This proxy, if properly executed, will be voted in the manner as directed herein by the undersigned shareholder. Unless otherwise specified below in the squares provided, the undersigned's vote will be cast "FOR" each Proposal. If no direction is made for any Proposal, this proxy will be voted "FOR" any and all such Proposals. In their discretion, the Proxies are authorized to transact and vote upon such other matters and business as may come before the Meeting or any adjournments thereof.

                                                        Please mark   |   |
                                                       your votes as  | X |
                                                       indicated in   |   |
                                                        this example


Proposal 1           To approve a proposed Agreement and Plan of
                     Reorganization (the "Plan"), whereby The Navellier
                     Aggressive Small Cap Equity Portfolio ("Portfolio") would transfer all of its assets to The Navellier Aggressive
                     Small Cap Equity Portfolio of The Navellier Performance
                     Funds (the "Acquiring Fund") in exchange for shares of beneficial interest in the Acquiring Fund that would then be distributed to the shareholders of The Navellier
                     Aggressive Small Cap Equity Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of The Navellier Aggressive Small Cap Equity
                     Portfolio.


                    FOR [ ]        AGAINST [ ]        ABSTAIN [ ]


     To avoid the expense of adjourning the Meeting to a subsequent date, please return this proxy in the enclosed self-addressed, postage-paid envelope. THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE NAVELLIER SERIES FUND
WHICH RECOMMEND A VOTE FOR PROPOSAL 1.
                       ---


          Dated     _______________, 1998



                    ------------------------     ----------------
                    Signature of Shareholder     Number of shares



                    ------------------------     ----------------
                    Signature of Shareholder     Number of shares


                    This proxy may be revoked by the shareholder(s) at any time prior to the special meeting.

NOTE: Please sign exactly as your name appears hereon. If shares are registered in more than one name, all registered shareholders should sign this proxy; but if one shareholder signs, that signature binds the other shareholder. When signing as an attorney, executor, administrator, agent, trustee, or guardian, or custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name by an authorized person. If a partnership, please sign in partnership name by an authorized person.

                                        PART B

                                     PART B

                        THE NAVELLIER PERFORMANCE FUNDS
             (THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO)

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 26, 1998

    This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Combined Prospectus/Proxy Statement of The Navellier Performance Funds (the "Fund"), dated May 26, 1998 for the special meeting (the "Meeting") of the shareholders of the Navellier Aggressive Small Cap Equity Portfolio (the "Portfolio") of the Navellier Series Fund, a copy of which Prospectus/ Proxy Statement may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Tel: 1-800-887-8671. This Statement of Additional Information contains additional and more detailed information about the operations and activities of The Navellier Aggressive Small Cap Equity Portfolio (the "Acquiring Fund") of the Fund and the operations and activities of the Portfolio.

    The combined Prospectus/Proxy Statement describes certain transactions contemplated by the proposed merger of the Portfolio into the Acquiring Fund (the "Reorganization") whereby the Acquiring Fund would acquire all of the assets of the Portfolio in exchange solely for shares of beneficial interest in the Acquiring Fund and the assumption by the Acquiring Fund of all of the valid liabilities of the Portfolio.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

PROSPECTUS OF THE NAVELLIER PERFORMANCE FUNDS DATED MAY 26, 1998 (incorporated herein by reference to
 Registrant's May 26, 1998 N-1A post-effective amendment No. 11 EDGAR filing)..............................

STATEMENT OF ADDITIONAL INFORMATION FOR THE NAVELLIER PERFORMANCE FUNDS DATED MAY 26, 1998 (incorporated herein by reference to Registrant's May 26, 1998 N-1A post-effective amendment No. 11 EDGAR filing).......

PROSPECTUS OF THE NAVELLIER SERIES FUND DATED APRIL 30, 1998 (incorporated herein by reference to the April
 30, 1998 N-1A EDGAR filing)...............................................................................

STATEMENT OF ADDITIONAL INFORMATION FOR THE NAVELLIER SERIES FUND DATED APRIL 30, 1998 (incorporated herein by reference to the April 30, 1998 N-1A EDGAR filing).....................................................

CURRENT AUDITED ANNUAL REPORT OF THE NAVELLIER PERFORMANCE FUNDS AS OF DECEMBER 31, 1997 (incorporated herein by reference to the March 31, 1998 N-1A filing post effective amendment No. 9 for #33-30195).......

CURRENT AUDITED ANNUAL REPORT OF THE NAVELLIER SERIES FUND AS OF DECEMBER 31, 1997 (incorporated herein by reference to the March 31, 1998 N-1A filing post effective amendment No. 10 for #33-64010)................

Pro Forma Financial Statement..............................................................................

          NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                                      AND

             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1997

                                                    SHARES                                   VALUE
                                     -------------------------------------   --------------------------------------
                                      NAVELLIER    NAVELLIER                  NAVELLIER     NAVELLIER
                                     PERFORMANCE     SERIES                  PERFORMANCE     SERIES
                                     AGGRESSIVE    AGGRESSIVE                AGGRESSIVE    AGGRESSIVE
                                      SMALL CAP    SMALL CAP                  SMALL CAP     SMALL CAP
                                       EQUITY        EQUITY     PRO FORMA      EQUITY        EQUITY      PRO FORMA
                                      PORTFOLIO    PORTFOLIO    COMBINED      PORTFOLIO     PORTFOLIO    COMBINED
                                     (UNAUDITED)   (AUDITED)   (UNAUDITED)   (UNAUDITED)    (AUDITED)   (UNAUDITED)
                                     -----------   ----------  -----------   -----------   -----------  -----------
COMMON STOCKS -- 92.4% of Total
  Investments

AEROSPACE -- 1.9%
  Ducommun, Inc.*..................        --          40,000      40,000          --      $ 1,397,500  $ 1,397,500
                                                                                -----      -----------  -----------

APPAREL -- 2.5%
  Oshkosh B Gosh, Inc..............        --          56,800      56,800          --        1,874,400    1,874,400
                                                                                -----      -----------  -----------

AUTOMOTIVE -- 0.9%
  Carlisle Companies, Inc..........        --          16,000      16,000          --          684,000      684,000
                                                                                -----      -----------  -----------

BANKS -- 5.9%
  City National Corp...............        --          30,000      30,000          --        1,108,125    1,108,125
  Commercial Bank of New York......        --          39,000      39,000          --          897,000      897,000
  First Oak Brook Bancshares,
    Inc............................        --          18,400      18,400          --          883,200      883,200
  Independent Bank Corp............        --          80,500      80,500          --        1,479,187    1,479,187
                                                                                -----      -----------  -----------
                                                                                   --        4,367,512    4,367,512
                                                                                -----      -----------  -----------

BUILDING AGGREGATES -- 3.8%
  Centex Construction Products,
    Inc............................        --          35,000      35,000          --        1,054,375    1,054,375
  Florida Rock Industries, Inc.....        --          50,800      50,800          --        1,155,700    1,155,700
  Southdown, Inc...................        --          10,000      10,000          --          590,000      590,000
                                                                                -----      -----------  -----------
                                                                                   --        2,800,075    2,800,075
                                                                                -----      -----------  -----------

BUILDING PRODUCTS -- 1.5%
  American Woodmark Corp...........        --          50,600      50,600          --        1,113,200    1,113,200
                                                                                -----      -----------  -----------

CATALOG AND SPECIALTY
  DISTRIBUTION -- 2.8%
  D M Management, Co.*.............        --          49,700      49,700          --          776,563      776,563
  New England Business Service,
    Inc............................        --          38,500      38,500          --        1,299,375    1,299,375
                                                                                -----      -----------  -----------
                                                                                   --        2,075,938    2,075,938
                                                                                -----      -----------  -----------

COMPUTER SOFTWARE -- 1.8%
  Compuware Corp.*.................        --          40,800      40,800          --        1,305,600    1,305,600
                                                                                -----      -----------  -----------

CONSTRUCTION AND HEAVY
  EQUIPMENT -- 6.8%
  Gardner Denver Machinery,
    Inc.*..........................        --          42,000      42,000          --        1,063,125    1,063,125
  Gehl Co.*........................        --          70,000      70,000          --        1,470,000    1,470,000
  Terex Corp.*.....................        --          55,300      55,300          --        1,299,550    1,299,550
  Wabash National Corp.............        --          41,100      41,100          --        1,168,781    1,168,781
                                                                                -----      -----------  -----------
                                                                                   --        5,001,456    5,001,456
                                                                                -----      -----------  -----------

          NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                                      AND

             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

             PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997

                                                    SHARES                                   VALUE
                                     -------------------------------------   --------------------------------------
                                      NAVELLIER    NAVELLIER                  NAVELLIER     NAVELLIER
                                     PERFORMANCE     SERIES                  PERFORMANCE     SERIES
                                     AGGRESSIVE    AGGRESSIVE                AGGRESSIVE    AGGRESSIVE
                                      SMALL CAP    SMALL CAP                  SMALL CAP     SMALL CAP
                                       EQUITY        EQUITY     PRO FORMA      EQUITY        EQUITY      PRO FORMA
                                      PORTFOLIO    PORTFOLIO    COMBINED      PORTFOLIO     PORTFOLIO    COMBINED
                                     (UNAUDITED)   (AUDITED)   (UNAUDITED)   (UNAUDITED)    (AUDITED)   (UNAUDITED)
                                     -----------   ----------  -----------   -----------   -----------  -----------
CONSUMER SERVICES -- 1.0%
  Ambassadors International,
    Inc.*..........................        --          38,500      38,500          --      $   750,750  $   750,750
                                                                                -----      -----------  -----------

CONTAINERS AND PACKAGING -- 0.2%
  BWAY Corp........................        --           5,000       5,000          --          114,375      114,375
                                                                                -----      -----------  -----------

CONTRACT DRILLING -- 1.9%
  Patterson Energy, Inc.*..........        --          36,000      36,000          --        1,392,750    1,392,750
                                                                                -----      -----------  -----------

DISCOUNT STORES -- 1.3%
  Ames Department Stores*..........        --          53,000      53,000          --          927,500      927,500
                                                                                -----      -----------  -----------

EDP PERIPHERALS AND SERVICES -- 3.0%
  Genicom Corp.*...................        --          71,000      71,000          --          816,500      816,500
  Systems & Computer Tech.*........        --          27,900      27,900          --        1,384,538    1,384,538
                                                                                -----      -----------  -----------
                                                                                   --        2,201,038    2,201,038
                                                                                -----      -----------  -----------

ELECTRONICS -- 4.8%
  Advanced Energy Industries,
    Inc.*..........................        --          60,000      60,000          --          896,250      896,250
  C & D Technologies, Inc..........        --          30,400      30,400          --        1,466,800    1,466,800
  EFTC Corp.*......................        --          72,200      72,200          --        1,173,250    1,173,250
                                                                                -----      -----------  -----------
                                                                                   --        3,536,300    3,536,300
                                                                                -----      -----------  -----------

FLUID CONTROLS -- 1.1%
  ESSF Corp.*......................        --          49,400      49,400          --          790,400      790,400
                                                                                -----      -----------  -----------

HOMEBUILDING -- 6.2%
  Engle Homes, Inc.................        --          67,400      67,400          --        1,238,475    1,238,475
  Fairfield Communities, Inc.*.....        --          50,000      50,000          --        2,212,500    2,212,500
  NVR, Inc.*.......................        --          53,000      53,000          --        1,159,375    1,159,375
                                                                                -----      -----------  -----------
                                                                                   --        4,610,350    4,610,350
                                                                                -----      -----------  -----------

HOSPITAL AND NURSING
  MANAGEMENT -- 0.5%
  Quorum Health Group, Inc.*.......        --          13,950      13,950          --          364,444      364,444
                                                                                -----      -----------  -----------

INDUSTRIAL SPECIALTIES -- 1.4%
  Carbide/Graphite Group, Inc.*....        --          30,000      30,000          --        1,012,500    1,012,500
                                                                                -----      -----------  -----------

INSURANCE -- 4.5%
  Allied Group, Inc................        --          15,000      15,000          --          429,375      429,375
  Enhance Financial Services
    Group..........................        --          24,000      24,000          --        1,428,000    1,428,000
  Hooper Holmes, Inc...............        --         100,000     100,000          --        1,456,250    1,456,250
                                                                                -----      -----------  -----------
                                                                                   --        3,313,625    3,313,625
                                                                                -----      -----------  -----------

          NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                                      AND

             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

             PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997

                                                    SHARES                                   VALUE
                                     -------------------------------------   --------------------------------------
                                      NAVELLIER    NAVELLIER                  NAVELLIER     NAVELLIER
                                     PERFORMANCE     SERIES                  PERFORMANCE     SERIES
                                     AGGRESSIVE    AGGRESSIVE                AGGRESSIVE    AGGRESSIVE
                                      SMALL CAP    SMALL CAP                  SMALL CAP     SMALL CAP
                                       EQUITY        EQUITY     PRO FORMA      EQUITY        EQUITY      PRO FORMA
                                      PORTFOLIO    PORTFOLIO    COMBINED      PORTFOLIO     PORTFOLIO    COMBINED
                                     (UNAUDITED)   (AUDITED)   (UNAUDITED)   (UNAUDITED)    (AUDITED)   (UNAUDITED)
                                     -----------   ----------  -----------   -----------   -----------  -----------
INVESTMENT BANKERS AND BROKERS
  SERVICES -- 3.6%
  Duff & Phelps Credit Rating
    Co.............................        --          40,500      40,500          --      $ 1,645,312  $ 1,645,312
  Southwest Securities Group,
    Inc............................        --          38,500      38,500          --          991,375      991,375
                                                                                -----      -----------  -----------
                                                                                   --        2,636,687    2,636,687
                                                                                -----      -----------  -----------

MEDICAL SPECIALTIES -- 0.4%
  Osteotech, Inc.*.................        --          10,000      10,000          --          272,500      272,500
                                                                                -----      -----------  -----------

METAL FABRICATIONS -- 2.2%
  Encore Wire Corp.*...............        --          52,500      52,500          --        1,611,094    1,611,094
                                                                                -----      -----------  -----------

MILITARY/GOVERNMENT/
  TECHNICAL -- 3.4%
  Allied Research Corp.*...........        --          50,000      50,000          --          621,875      621,875
  Applied Signal Technology*.......        --          99,100      99,100          --        1,362,625    1,362,625
  Engineered Support Systems,
    Inc............................        --          30,000      30,000          --          551,250      551,250
                                                                                -----      -----------  -----------
                                                                                   --        2,535,750    2,535,750
                                                                                -----      -----------  -----------

OIL AND GAS TRANSMISSION -- 1.3%
  Santa Fe Pacific Pipeline
    Partner........................        --          21,500      21,500          --          983,625      983,625
                                                                                -----      -----------  -----------

PRECISION INSTRUMENTS -- 2.2%
  MTS Systems Corp.................        --          43,200      43,200          --        1,620,000    1,620,000
                                                                                -----      -----------  -----------

PRINTING AND FORMS -- 2.9%
  Consolidated Graphics, Inc.*.....        --          29,000      29,000          --        1,352,125    1,352,125
  Mail--Well, Inc.*................        --          20,000      20,000          --          810,000      810,000
                                                                                -----      -----------  -----------
                                                                                   --        2,162,125    2,162,125
                                                                                -----      -----------  -----------

SAVINGS AND LOAN
  ASSOCIATIONS -- 12.3%
  Advantage Bancorp, Inc.*.........        --           7,000       7,000          --          496,125      496,125
  Andover Bancorp, Inc.............        --          10,000      10,000          --          402,500      402,500
  CFSB Bancorp, Inc................        --          40,500      40,500          --        1,063,125    1,063,125
  Columbia Banking Systems,
    Inc.*..........................        --          31,000      31,000          --          837,000      837,000
  New York Bancorp, Inc............        --          39,466      39,466          --        1,566,307    1,566,307
  PDS Financial Corp.*.............        --         101,400     101,400          --          684,450      684,450
  St. Paul Bancorp, Inc............        --          66,800      66,800          --        1,753,500    1,753,500
  TR Financial Corp................        --          50,000      50,000          --        1,662,500    1,662,500
  Trans Financial, Inc.............        --          16,000      16,000          --          622,000      622,000
                                                                                -----      -----------  -----------
                                                                                   --        9,087,507    9,087,507
                                                                                -----      -----------  -----------

SEMICONDUCTORS -- 1.8%
  Dallas Semiconductor Corp........        --          33,000      33,000          --        1,344,750    1,344,750
                                                                                -----      -----------  -----------

          NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                                      AND

             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

             PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997

                                                    SHARES                                   VALUE
                                     -------------------------------------   --------------------------------------
                                      NAVELLIER    NAVELLIER                  NAVELLIER     NAVELLIER
                                     PERFORMANCE     SERIES                  PERFORMANCE     SERIES
                                     AGGRESSIVE    AGGRESSIVE                AGGRESSIVE    AGGRESSIVE
                                      SMALL CAP    SMALL CAP                  SMALL CAP     SMALL CAP
                                       EQUITY        EQUITY     PRO FORMA      EQUITY        EQUITY      PRO FORMA
                                      PORTFOLIO    PORTFOLIO    COMBINED      PORTFOLIO     PORTFOLIO    COMBINED
                                     (UNAUDITED)   (AUDITED)   (UNAUDITED)   (UNAUDITED)    (AUDITED)   (UNAUDITED)
                                     -----------   ----------  -----------   -----------   -----------  -----------
SERVICES: HEALTH INDUSTRY -- 0.7%
  TLII Liquidating Corp............        --          54,000      54,000          --      $   536,625  $   536,625
                                                                                -----      -----------  -----------

SPECIALTY FOODS AND CANDY -- 0.8%
  Suiza Food Corp.*................        --           9,400       9,400          --          559,887      559,887
                                                                                -----      -----------  -----------

SPECIALTY STEELS -- 1.5%
  Universal Stainless Alloy........        --          74,500      74,500          --        1,080,250    1,080,250
                                                                                -----      -----------  -----------

SPECIALTY STORES -- 0.5%
  Funco, Inc.*.....................        --          24,000      24,000          --          357,000      357,000
                                                                                -----      -----------  -----------

TELECOMMUNICATIONS
  EQUIPMENT -- 1.3%
  Cognitronics Corp.*..............        --          51,500      51,500          --          988,156      988,156
                                                                                -----      -----------  -----------

TEXTILES -- 2.0%
  Dyersburg Corp...................        --         126,900     126,900          --        1,443,488    1,443,488
                                                                                -----      -----------  -----------

TRUCKING -- 1.2%
  Landair Services, Inc.*..........        --          35,600      35,600          --          863,300      863,300
                                                                                -----      -----------  -----------

WHOLESALERS -- 0.7%
  Cellstar Corp.*..................        --          20,000      20,000          --          397,500      397,500
  United Stationers, Inc.*.........        --           3,000       3,000          --          144,375      144,375
                                                                                -----      -----------  -----------
                                                                                   --          541,875      541,875
                                                                                -----      -----------  -----------
TOTAL COMMON STOCK
  (Cost $60,320,356)...............                                                         68,258,332   68,258,332
                                                                                -----      -----------  -----------

                                                   PRINCIPAL    PRINCIPAL
                                                   ----------  -----------
AGENCY OBLIGATIONS -- 7.6%
  Federal Home Loan Bank Discount
    Notes, 4.75%, 1/2/97. Cost
    ($5,599,522)...................        --      $5,601,000   $5,601,000         --        5,599,522    5,599,522
                                                                                -----      -----------  -----------
TOTAL INVESTMENTS --
  MARKET -- 100.0%.................                                                        $73,857,854  $73,857,854
                                                                                -----      -----------  -----------
                                                                                -----      -----------  -----------
TOTAL INVESTMENTS -- COST..........                                                        $65,919,878  $65,919,878
                                                                                -----      -----------  -----------
                                                                                -----      -----------  -----------

------------------------------

*   Non-income Producing.

             SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

                               PRO FORMA COMBINED

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                             NAVELLIER        NAVELLIER
                                                            PERFORMANCE        SERIES
                                                             AGGRESSIVE      AGGRESSIVE
                                                             SMALL CAP        SMALL CAP
                                                               EQUITY          EQUITY       PRO FORMA     PRO FORMA
                                                             PORTFOLIO        PORTFOLIO    ADJUSTMENTS    COMBINED
                                                            (UNAUDITED)       (AUDITED)    (UNAUDITED)   (UNAUDITED)
                                                          ----------------  -------------  -----------  -------------
ASSETS
  Securities at Value (Cost $0 and $65,919,878).........     $       --     $  73,857,854   $      --   $  73,857,854
  Cash in Custodian Bank................................             --             1,863          --           1,863
  Receivable for Shares Sold............................             --            35,000          --          35,000
  Dividends Receivable..................................             --            31,419          --          31,419
  Interest Receivable...................................             --               739          --             739
  Unamortized Organizational Costs......................             --             1,918      (1,918)             --
                                                               --------     -------------  -----------  -------------
    Total Assets........................................             --        73,928,793      (1,918)     73,926,875
                                                               --------     -------------  -----------  -------------
LIABILITIES
  Distributions Payable.................................             --           584,370          --         584,370
  Payable for Shares Redeemed...........................             --           351,137          --         351,137
  Investment Advisory Fee Payable.......................             --            79,945          --          79,945
  Commissions Payable...................................             --               204          --             204
  Administrative Fee Payable............................             --            15,989          --          15,989
  Other Payables and Accrued Expenses...................             --            15,989          --          15,989
  Organizational Expenses Payable to Adviser............             --             1,918      (1,918)             --
                                                               --------     -------------  -----------  -------------
    Total Liabilities...................................             --         1,049,552      (1,918)      1,047,634
                                                               --------     -------------  -----------  -------------
NET ASSETS..............................................     $       --     $  72,879,241   $      --   $  72,879,241
                                                               --------     -------------  -----------  -------------
                                                               --------     -------------  -----------  -------------
NET ASSETS CONSIST OF:
  Capital Paid in on Shares of Common Stock.............     $       --     $  62,554,653   $      --   $  62,554,653
  Net Investment Loss...................................             --                --          --              --
  Accumulated Net Realized Gain on Investments..........             --         2,386,612          --       2,386,612
  Net Unrealized Appreciation on Investments............             --         7,937,976          --       7,937,976
                                                               --------     -------------  -----------  -------------
    Total...............................................     $       --     $  72,879,241   $      --   $  72,879,241
                                                               --------     -------------  -----------  -------------
                                                               --------     -------------  -----------  -------------
SHARES OUTSTANDING......................................             --         4,555,116          --       4,555,116
                                                               --------     -------------  -----------  -------------
                                                               --------     -------------  -----------  -------------
NET ASSET VALUE PER SHARE...............................             --     $       16.00          --   $       16.00
                                                               --------     -------------  -----------  -------------
                                                               --------     -------------  -----------  -------------

             SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

                               PRO FORMA COMBINED

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                       NAVELLIER     NAVELLIER
                                                      PERFORMANCE      SERIES
                                                      AGGRESSIVE     AGGRESSIVE
                                                       SMALL CAP     SMALL CAP
                                                        EQUITY         EQUITY        PRO FORMA      PRO FORMA
                                                       PORTFOLIO     PORTFOLIO      ADJUSTMENTS      COMBINED
                                                      (UNAUDITED)    (AUDITED)      (UNAUDITED)    (UNAUDITED)
                                                      -----------  --------------  -------------  --------------
INVESTMENT INCOME
  Interest..........................................   $      --   $      353,737   $        --   $      353,737
  Dividends.........................................          --          606,957            --          606,957
                                                      -----------  --------------  -------------  --------------
  Total Investment Income...........................          --          960,694            --          960,694
                                                      -----------  --------------  -------------  --------------
EXPENSES (Note 2B)
  Investment Advisory Fee (Note 2B).................          --        1,257,496      (412,456)         845,040
  Extraordinary Expenses............................          --          578,902            --          578,902
  Administrative Fee................................          --          251,499            --          251,499
  Distribution Plan Fees (Note 2B)..................          --               --       251,499          251,499
  Transfer Agent and Custodian Fee..................          --          230,537       (20,000)         210,537
  Legal Fees........................................          --           75,991       (45,000)          30,991
  Shareholder Reports and Notices...................          --           63,197       (15,000)          48,197
  Registration Fees.................................          --           56,935            --           56,935
  Proxy Expenses....................................          --           43,234       (43,234)              --
  Audit Fees........................................          --           22,100       (10,000)          12,100
  Trustees' Fees and Expenses.......................          --           21,150       (18,337)           2,813
  Organizational Expense (Note 4)...................          --            2,892        (2,892)               0
  Other Expenses....................................          --           31,140       (10,000)          21,140
                                                      -----------  --------------  -------------  --------------
    Total Expenses..................................          --        2,635,073      (325,420)       2,309,653
  Less Expenses Reimbursed by Investment Adviser
    (Note 2B).......................................          --         (295,677)       63,871         (231,806)
                                                      -----------  --------------  -------------  --------------
  Net Expenses......................................          --        2,339,396      (261,549)       2,077,847
                                                      -----------  --------------  -------------  --------------
NET INVESTMENT LOSS.................................          --       (1,378,702)      261,549       (1,117,153)
                                                      -----------  --------------  -------------  --------------
Net Realized Gain on Investment Transactions........          --       25,247,521            --       25,247,521
Net Change in Unrealized Appreciation of
  Investments.......................................          --      (28,940,108)           --      (28,940,108)
                                                      -----------  --------------  -------------  --------------
NET GAIN ON INVESTMENTS.............................          --       (3,692,587)           --       (3,692,587)
                                                      -----------  --------------  -------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................   $      --   $   (5,071,289)  $   261,549   $   (4,809,740)
                                                      -----------  --------------  -------------  --------------
                                                      -----------  --------------  -------------  --------------

             SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

          NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                      AND
             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

                               DECEMBER 31, 1997
                                  (UNAUDITED)

1.  BASIS OF PRESENTATION

    Subject to approval of the proposed Agreement and Plan of Reorganization (Agreement) by the shareholders of The Navellier Aggressive Small Cap Equity Portfolio (the Portfolio), a series of The Navellier Series Fund, the Navellier Aggressive Small Cap Equity Portfolio (the Acquiring Fund), a separate portfolio of The Navellier Performance Funds would acquire substantially all of the assets of the Portfolio and would assume all valid liabilities of the Portfolio in exchange for shares of the Acquiring Fund at the net asset value of the Acquiring Fund as of the Valuation Date as defined in the Agreement (the Reorganization). Shares of the Acquiring Fund would then be distributed pro-rata to the shareholders of the Portfolio. The Investment Advisor does not anticipate selling any of the Portfolio's securities before or after the Reorganization due to the Reorganization.

    The pro forma information is intended to provide the shareholders of the Portfolio with information about the impact of the proposed merger by showing how it might have affected historical financial statements if the transaction had been consummated at an earlier time. The pro forma combined Schedule of Investments and Statement of Assets and Liabilities have been presented as if the proposed merger had taken place on December 31, 1997; the pro forma combined Statement of Operations for the year ended December 31, 1997, has been presented as if the proposed merger had taken place on January 1, 1997. This information is based upon historical financial statement data giving effect to the pro forma adjustments described below. The accounting policies of the Portfolio and the Acquiring Fund are not materially different. The pro forma financial statements should be read in conjunction with the separate financial statements of the Portfolio and the Acquiring Fund incorporated by reference into this Registration Statement on Form N-14.

2.  PRO FORMA ADJUSTMENTS

    A. The pro forma combined Statement of Assets and Liabilities reflects the number of shares that will be outstanding after the conversion of the Portfolio shares (the converted shares) into Acquiring Fund shares as part of the Agreement. The converted shares are calculated by dividing the total net assets of the Portfolio by the net asset value per share of the Acquiring Fund. These converted shares are then added to the shares outstanding in the Acquiring Fund to arrive at the combined shares outstanding. As of December 31, 1997 the Acquiring Fund had no assets.

    B. The pro forma combined Statement of Operations of the Portfolio and the Acquiring Fund reflects the net decrease in Investment Advisory Fee expense and other operating expenses and a net increase in Net Investment Income resulting from the expected lower expense ratio of the Acquiring Fund after the proposed merger. The Portfolio pays Navellier Management, Inc., the Portfolio's Investment Adviser, an advisory fee at an annual rate of 1.15% of the average daily net assets of the Portfolio. The Acquiring Fund pays an advisory fee at an annual rate of 0.84% of the average daily net assets of the Acquiring Fund. Additionally, the Acquiring Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets. Other operating expenses are estimated to be reduced as the merger should permit the reduction or

          NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                      AND
             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

          NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1997
                                  (UNAUDITED)

2.  PRO FORMA ADJUSTMENTS (CONTINUED)
       elimination of certain costs and expenses presently incurred for services that are separately performed for both the Portfolio and the Navellier Performance Funds and by the waiver by the investment advisor of an estimated $234,692 of expenses advanced by the adviser thereby reducing the total operating expenses from an estimated 2.36% to an estimated 2.13%.

3.  COSTS AND EXPENSES OF REORGANIZATION

    Navellier Management, Inc., the investment adviser to the Acquiring Fund, will bear all the costs and expenses related to the Reorganization (including costs of the N-14 filing and Navellier's proxy solicitation efforts).

4.  UNAMORTIZED ORGANIZATIONAL EXPENSES

    As a result of the Reorganization, the investment adviser will lose its right to reimbursement of the remaining $1,918 in unamortized organizational expenses.

                           THE NAVELLIER PERFORMANCE FUNDS
                              PART C.  OTHER INFORMATION


ITEM 15.                           INDEMNIFICATION

The Navellier Performance Funds (the "Registrant" or the "Trust") is an unincorporated voluntary association, organized under the laws of the State of Delaware as a business trust, and is operated pursuant to its Declaration of Trust, dated October 17, 1995 (the "Declaration of Trust"), its By-Laws, and the laws of the State of Delaware, which permit the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"). Pursuant to Delaware Code Ann. title 12 Section 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02, of the Declaration of Trust of the Registrant states that the Trust shall indemnify any present or former trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body either to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by the Registrant is against public policy as expressed in the 1993 Act and will be governed by the final adjudication of such issue.

ITEM 16.                               EXHIBITS


(1)       Declaration of Trust of Registrant.(1)
(2)       By-Laws of Registrant.(1)
(3)       Voting Trust Agreement.(2)
(4) Agreement and proposed Plan of Reorganization. (Filed herewith as Appendix A to Part A)


-----------------------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A previously filed December 8, 1995 (Registration Nos. 33-80195 and 811-9142).

(2)       None.


(3) Incorporated by reference to Registrant's 24f-2 Notice filed February 28, 1998.

(5)       Specimen share certificate.(2)

(6) Form of Management Contract between the Navellier Aggressive Small Cap Portfolio of The Navellier Performance Funds and Navellier Management, Inc.(1)

(6)(a) Form of Management Contract between Navellier Aggressive Small Cap Portfolio of the Navellier Performance Funds and Navellier Management Inc. if the merger is approved. Filed as Appendix B to Part A.(4)

(7)       Form of Underwriting Agreement.(1)

(8)       Bonus, Profit Sharing, or Pension Plans.(2)

(9) Form of Custody Agreement between Registrant and Rushmore Trust & Savings, Bank F.S.B.(1)

(10) Form of Rule 12b-1 Distribution Plan. Filed as Appendix C to Part A.(4)

(11) Opinion of Samuel Kornhauser regarding the legality of securities being registered.(6)

(12) Opinion of Samuel Kornhauser regarding certain tax matters and consequences to shareholders discussed in Part A.(4)

(13) Form of Administrative Services Agreement between Registrant and Navellier Management, Inc.(1)

(14)      Consent of Tait, Weller & Baker, independent accountants for
          Registrant.(6)

(14)(c)   Consent of Samuel Kornhauser (see exhibit (11)).

(14)(d)   Consent of Samuel Kornhauser (see exhibit (12)).

(15)      Financial Statements Omitted Pursuant to Item 14(a)(1).(2)

(16)      Powers of Attorney.(1)

(17)      Rule 24f-2 Notice.(3)


ITEM 17                              UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1), above, will be filed as part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


-----------------------------

(4) Incorporated by reference to Pre-effective Amendment No. 6 to Registrant's N-14 EDGAR filing on May 13, 1998.

(5) Incorporated by reference from Post-effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed November 26, 1996.

(6)       Filed herewith.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Reno, and State of Nevada on the 26th day of May, 1998.


                                   Registrant:

                                   THE NAVELLIER PERFORMANCE FUNDS



                              BY:
                                   -----------------------------------------
                                   Louis Navellier
                                   Chairman of the Board


As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                              TITLE                         DATE
----------                              -----                         ----
----------------------------       Chairman of The              May 26, 1998
Louis Navellier                    Board, President,
                                   Treasurer, Trustee.

----------------------------       Trustee                      May 26, 1998
Joel Rossman

----------------------------       Trustee                      May 26, 1998
Barry Sander

----------------------------       Trustee                      May 26, 1998
Jacques Delacroix

----------------------------       Trustee                      May 26, 1998
Arnold Langsen

                                     EXHIBITS TO
                                        PART C